As filed with the Securities and Exchange Commission on November 13, 2012

================================================================================

                                             1933 Act Registration No. 333-_____
                                             1940 Act Registration No. 811-22767

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. __                                              [ ]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
Amendment No. __                                                             [ ]


                      FIRST TRUST EXCHANGE-TRADED FUND VII
               (Exact name of registrant as specified in charter)
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund VII
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on November 25, 2012 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      CONTENTS OF REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A - Prospectus for First Trust Global Tactical Commodity Strategy Fund

Part B - Statement of Additional Information for First Trust Global Tactical
         Commodity Strategy Fund

Part C - Other Information

Signatures

Index to Exhibits

Exhibits

The Information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                 PRELIMINARY PROSPECTUS DATED NOVEMBER 13, 2012
                             SUBJECT TO COMPLETION

                      FIRST TRUST EXCHANGE-TRADED FUND VII

                                   PROSPECTUS

First Trust Global Tactical Commodity Strategy Fund

Ticker Symbol:  ______
Exchange:       ______

First Trust Global Tactical Commodity Strategy Fund (the "Fund") is a series of First Trust Exchange-Traded Fund VII (the "Trust") and an exchange-traded fund organized as a separate series of a registered management investment company.

The Fund lists and principally trades its shares (the "Shares") on ______ ("______"), subject to notice of issuance. Market prices may differ to some degree from the net asset value ("NAV") of the Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV, only in large specified blocks each consisting of 50,000 Shares (each such block of Shares, called a "Creation Unit," and collectively, the "Creation Units"). The Creation Units are issued and for securities in which the Fund invests, and redeemed primarily for cash or, in certain circumstances, both securities and cash.

THE FUND IS AN ACTIVELY MANAGED EXCHANGE-TRADED FUND AND EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUND.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE COMMODITY FUTURES TRADING COMMISSION HAS NOT PASSED UPON THE MERITS OF PARTICIPATING IN THIS POOL NOR HAS THE COMMISSION PASSED ON THE ADEQUACY OR ACCURACY OF THIS DISCLOSURE DOCUMENT.

              NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE



                             ________________, 2012


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                               TABLE OF CONTENTS

Summary Information............................................................1

Additional Information on the Fund's Investment Objective and Strategies......11

Fund Investments..............................................................11

Additional Risks of Investing in the Fund.....................................12

Fund Organization.............................................................20

Management of the Fund........................................................20

How to Buy and Sell Shares....................................................22

Dividends, Distributions and Taxes............................................24

Federal Tax Matters...........................................................24

Distribution Plan.............................................................32

Net Asset Value...............................................................32

Fund Service Providers........................................................33

Premium/Discount Information..................................................33

Other Information.............................................................34



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                              SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Fund seeks to provide total return by providing investors with commodity exposure while seeking a relatively stable risk profile.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

      Management Fees                                                 0.__%

      Distribution and Service (12b-1) Fees (1)                       0.00%

      Total Other Expenses(2)                                         0.00%
              Other Expenses of the Fund
              Expenses of the Subsidiary                              0.00%
                                                                    ---------
      Total Annual Fund Operating Expenses                            0.__%

      EXAMPLE

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

      The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until _______, 201_ and thereafter at __% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR          3 YEARS

                                 $___            $___

      -------------------

      (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before ______, 201_.

      (2) The Fund had not fully commenced operations as of the date of this Prospectus. The "Other Expenses" listed in the table are estimates based in the expenses the Fund expects to incur for the current fiscal year.

      PORTFOLIO TURNOVER

      The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve attractive risk adjusted return by investing in commodity future contracts and commodity linked instruments ("Commodities") through the FT Cayman Subsidiary, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (referred to herein as the "First Trust Subsidiary"). The Fund seeks to gain exposure to the futures markets through investments in the First Trust Subsidiary. The First Trust Subsidiary is wholly-owned and controlled by the Fund. The Fund's investment in the First Trust Subsidiary may not exceed 25% of the Fund's total assets. The remainder of the Fund's assets will be invested in U.S. government securities and money market instruments. The Fund will not invest directly in Commodities.

The First Trust Subsidiary is advised by First Trust Advisors L.P., the Fund's investment advisor.

The Fund, through the First Trust Subsidiary, seeks to make investments in Commodities while managing volatility, as measured by annualized standard deviation, to a more consistent range than statically weighted commodity indices. The investment weightings of the underlying Commodities held by the First Trust Subsidiary are rebalanced in an attempt to stabilize risk levels. The dynamic weighting process results in a disciplined, systematic investment process which is keyed off of the advisor's volatility forecasting process.

The First Trust Subsidiary's investments provide the Fund with exposure to domestic and international markets. The First Trust Subsidiary's holdings in Commodities will consist of futures contracts providing net long exposure. The First Trust Subsidiary will consider the following futures contracts for investment: live cattle, cocoa, cotton, cattle feeder, coffee, soybean, soybean meal, soybean oil, corn, wheat, sugar, lean hogs, crude oil, Brent crude, heating oil, gas oil, natural gas, gasoline, gold, silver, platinum, copper, aluminum, lead, nickel, tin, and zinc. As U.S. and London exchanges list additional contracts or currently listed contracts on those exchanges gain sufficient liquidity, the First Trust Subsidiary will include those contracts in the list of possible investments. The list of commodities futures and commodities markets considered for investment can and will change over time.

The First Trust Subsidiary's advisor reviews commodities futures contracts listed on U.S. exchanges and the London Metals exchange for investment consideration. Consideration is based upon futures contract liquidity, as measured by open interest, as well as the underlying commodities potential for portfolio diversification.

After the selection of the Commodities, the First Trust Subsidiary's advisor forecasts the expected near-term volatility of each Commodity relying on internally developed statistical models. From this forecasting process, the advisor generates a portfolio of net long positions in various Commodities that seeks to maximize returns given specific levels of volatility along the [efficient frontier]. Not all Commodities that are investment candidates will be included in the First Trust Subsidiary due to the optimized nature of the portfolio construction process. Monthly, or more frequently, subject to market conditions, the portfolio is expected to be rebalanced to an asset weighting that has the potential to manage volatility to the desired risk range for the portfolio.

The Fund will invest a substantial portion of its assets in fixed income securities that include U.S. government securities and money market instruments. The Fund uses the fixed-income securities as investments and to collateralize the First Trust Subsidiary's Commodity exposure on a day-to-day basis. The Fund may also invest directly in ETFs and other investment companies that provide exposure to Commodities, equity securities and fixed income securities.

The First Trust Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodities. Except as otherwise noted, for purposes of this prospectus, references to the Fund's investments may also be deemed to include the Fund's indirect investments through the First Trust Subsidiary.

PRINCIPAL RISKS

You can lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. The trading prices of commodities futures, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund's NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

CASH TRANSACTION RISK. Unlike most ETFs, the Fund currently intends to effect most creations and redemptions, in whole or in part, for cash, rather than in-kind, because of the nature of the Fund's underlying investments. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

CLEARING BROKER RISK. The failure or bankruptcy of the Fund's and the First Trust Subsidiary's clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission ("CFTC") regulations, a clearing broker maintains customers' assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker's bankruptcy. In that event, the clearing broker's customers, such as the Fund and the First Trust Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker's customers.

COMMODITY RISK. The value of commodities and commodity-linked instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

COUNTERPARTY RISK. The First Trust Subsidiary bears the risk that the counterparty to a commodity, derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the First Trust Subsidiary will lose money and the value of an investment in Fund shares may decrease. In addition, the First Trust Subsidiary may engage in such investment transactions with a limited number of counterparties.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

FREQUENT TRADING RISK. First Trust Subsidiary regularly purchases and subsequently sells, i.e. "rolls," individual commodity futures and forward contracts throughout the year so as to maintain a fully invested position. As the commodity contracts near their expiration dates, First Trust Subsidiary rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the First Trust Subsidiary pays when it buys and sells contracts, which may detract from the Fund's performance.

FUTURES RISK. The First Trust Subsidiary invests in futures. All futures and futures-related products are highly volatile. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies.

GAP RISK. The First Trust Subsidiary is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day's closing price.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments.

ISSUER SPECIFIC RISK. Issuer specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

LIQUIDITY RISK. The First Trust Subsidiary may invest in Commodities and other instruments that may be less liquid than other types of investments. The Commodities in which the First Trust Subsidiary invests may not always be liquid. This could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REGULATORY RISK. The CFTC has recently adopted amendments to CFTC Rule 4.5, which, when effective, will likely subject the Fund and the Subsidiary to regulation by the CFTC and impose additional disclosure, reporting and recordkeeping rules on the Fund and the Subsidiary. Compliance with these additional rules may increase Fund expenses. Certain of the rules that would apply to the Fund and the First Trust Subsidiary if they become subject to CFTC regulation have not yet been adopted, and it is unclear what effect such rules would have on the Fund and the Subsidiary if they are adopted. In addition, the CFTC has recently implemented final regulations that impose position limits and limit formulas on many physical commodity futures and options contracts, including energy and metals contracts, and on physical commodity swaps that are economically equivalent to such contracts. Position limits are currently the subject of disputes being resolved in the U.S. court system. First Trust Subsidiary's investment decisions may need to be modified, and commodity contract positions held by the Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SMALL FUND RISK. The Fund currently has less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time, causing the Fund's performance to vary from that of the Fund's model portfolio. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SUBSIDIARY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the First Trust Subsidiary are organized, respectively, could result in the inability of the First Trust Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

TAX RISK. The Fund intends to treat any income it may derive from commodity-linked instruments (other than derivatives described in Revenue Rulings 2006-1 and 2006-31) received from the First Trust Subsidiary as "qualifying income" under the provisions of the Internal Revenue Code of 1986, as amended, applicable to "regulated investment companies" ("RICs"), based on numerous private letter rulings ("PLRs") provided to third parties not associated with the Fund or its affiliates (which only those parties may cite as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the Internal Revenue Service ("IRS") suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this Prospectus. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund's Board of Trustees may determine to reorganize or close the Fund or materially change the Fund's investment objective and strategies.

In the event that the Fund fails to qualify as a RIC, the following notice will be provided to the shareholders:

Recently, the Internal Revenue Service issued guidance that materially impacts First Trust Global Tactical Commodity Strategy Fund (the "Fund") and its shareholders. As a result, the Board of Trustees is providing you with this notice of the impact on the Fund of the recent IRS guidance.

Through the end of the Fund's most recent taxable year, the Fund elected and qualified annually to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). One of the requirements for qualification as a RIC is that the Fund must derive at least 90% of its gross income for each taxable year from "qualifying income." Qualifying income includes dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies.

As described in the Fund's Prospectus and Statement of Additional Information, the Fund's current investment strategy involves investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "First Trust Subsidiary") that invests in a diversified portfolio of commodity futures, currency futures and equity futures, commodity-linked derivative instruments, equity-linked derivatives instruments and swap contracts with an aggregate notional value substantially equal to the Fund's net assets.

The Fund treats income derived from commodity-linked derivatives (other than income derived from certain commodity-linked swaps that the IRS previously identified in public rulings as not constituting qualifying income) received from the First Trust Subsidiary as qualifying income based on numerous private letter rulings ("PLRs") provided to third parties not associated with the Fund or its affiliates (which only those parties may cite as precedent).

As described in the Fund's Prospectus and Statement of Additional Information, in July 2011, the IRS suspended the issuance of PLRs like those described above pending its re-examination of the policies underlying them, which was still ongoing at the date of the Prospectus. Recently, however, in connection with the conclusion of that re-examination, the IRS changed its position with respect to the conclusions reached in those PLRs, meaning that income from the Fund's commodity index-linked notes and the First Trust Subsidiary no longer constitutes qualifying income. Without a change to the Fund's investments, the Fund will not be able to satisfy the income test (or take advantage of certain failure safe harbors) that is a requirement of maintaining its RIC status.

If the Fund does not restructure its investments to satisfy the qualifying income test, and assuming no relief provision is available, the Fund will be taxed as an ordinary corporation, meaning the Fund's taxable income will be subject to tax at the Fund level (even if the income were distributed to shareholders) and will be subject to a further tax at the shareholder level when the income is distributed to shareholders. Distributions to shareholders that are made out of the Fund's earnings and profits will be taxed to shareholders as dividend income. This will cause investors to incur higher tax liabilities than they otherwise would have incurred and will have a negative impact on Fund returns.

To qualify again to be taxed as a RIC in a subsequent year, the Fund would be required to distribute to you its earnings and profits attributable to non-RIC years, reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. These distributions would likely be dividend income to shareholders. In addition, if the Fund failed to qualify as a RIC for a period greater than two taxable years, or if the IRS change in position occurred before the Fund had qualified as a RIC for at least one taxable year, then the Fund would be required to elect to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to taxation on such net built-in gain in existence at the time of the reelection recognized for a period of ten years, in order to qualify as a RIC in a subsequent year.

Because the Fund's current investment strategy will cause the Fund to fail the RIC income test, the Board of Trustees has determined to revise the investment strategy of the Fund. From and after [insert effective date], the Fund's investment strategy will be [describe new investment strategy.]

The Fund intends to invest a portion of its assets in equity repurchase agreements. Recent changes in the law have the potential of changing the character and source of such instruments potentially subjecting them to unexpected U.S. taxation. Depending upon the terms of the contracts, the Fund may be required to indemnify the counterparty for such increased tax.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

VOLATILITY RISK. Frequent or significant short-term price movements could adversely impact the performance of the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investments options because of the Fund's significant use of financial instruments that have a leveraging effect.

PERFORMANCE

      The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee"). The Investment Committee consists of:

            o John Gambla, CFA, FRM, PRM, Senior Portfolio Manager, Alternative and Equity Investment Team;

            o Rob A. Guttschow, CFA, Senior Portfolio Manager, Alternative and Equity Investment Team;

            o Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust;

            o  Jon C. Erickson, Senior Vice President of First Trust;

            o David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust;

            o  Roger F. Testin, Senior Vice President of First Trust; and

      Each Investment Committee members has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed for securities in which the Fund invests, and redeemed primarily for cash or, in certain circumstances, both securities and cash. Individual Shares may only be purchased and sold on ______ through a broker-dealer. Shares of the Fund will trade on ______ at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are generally taxable and will generally be taxed as ordinary income or capital gains. Some distributions may be treated as returns of capital which reduce basis.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

    ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE AND STRATEGIES

The Fund's investment objective is a non-fundamental policy that may be changed by the Board of Trustees (the "Board") of the First Trust Exchange-Traded Fund VII (the "Trust"), of which the Fund is a series, without shareholder approval. As a non-fundamental policy, a change to the Fund's investment objective requires 60 days' prior written notice to shareholders before it can be changed. Unless an investment policy is identified as being fundamental, all investment policies included in the Prospectus and Statement of Additional Information ("SAI") are non-fundamental.

Unlike the Fund, the First Trust Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore may invest in commodities and commodity-linked derivatives to a greater extent than the Fund. The First Trust Subsidiary, however, is required to invest in commodity-linked derivatives in a manner consistent with the advice of counsel and certain provisions of the 1940 Act.

                                FUND INVESTMENTS

COMMODITIES

The First Trust Subsidiary intends to achieve its investment objective using a combination of commodity futures and commodity linked instruments. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Listed futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

CASH EQUIVALENTS AND SHORT TERM INVESTMENTS

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash, in order to collateralize its investments or for temporary defensive purposes. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short term investments, see the SAI.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is included in the Fund's SAI and on the Fund's website at www.ftportfolios.com.

                  ADDITIONAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this Prospectus:

BROKERAGE FIRMS RISK. Even given proper segregation, in the event of the insolvency of an futures commission merchant ("FCM"), the Fund may be subject to a risk of loss of its funds and would be able to recover only a pro rata share, specifically traceable to the Fund's account. In commodity broker insolvencies customers have, in fact, been unable to recover from the broker's estate the full amount of their "customer" funds. In addition, under certain circumstances, such as the inability of another client of the FCM or the FCM itself to satisfy substantial deficiencies in such other client's account, the Fund may be subject to a risk of loss of its funds on deposit with its FCM, even if such funds are properly segregated. In the case of any such bankruptcy or client loss, the Fund might recover, even in respect of property specifically traceable to the client, only a pro rata share of all property available for distribution to all of the FCM's clients. The financial failure of the parties with which the Fund trades in the securities or cash or forward markets could also result in substantial losses for the Fund, as the Fund deals with such persons as principals, and, furthermore, there is no requirement that such parties segregate Fund funds held by them in respect of such trading.

CASH REDEMPTION RISK. The Fund's investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

CLEARING BROKER RISK. The failure or bankruptcy of the Fund's and the First Trust Subsidiary's clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission ("CFTC") regulations, a clearing broker maintains customers' assets that secure commodity futures positions in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker's bankruptcy. In that event, the clearing broker's customers, such as the Fund and the First Trust Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker's customers.

COMMODITY RISK. The value of commodities and commodity-linked instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. Therefore, the value of commodities and commodity-linked instruments may be affected by, for example, changes in overall economic conditions, changes in interest rates, or factors affecting a particular commodity or industry, such as production, supply, demand, drought, floods, weather, political, economic and regulatory developments. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. An active trading market may not exist for certain commodities. This may impair the ability of the First Trust Subsidiary to sell its portfolio holdings quickly or for full value.

COUNTERPARTY RISK. The First Trust Subsidiary intends to engage in investment transactions or enter into derivative or other contracts with third parties (i.e., "counterparties"). The First Trust Subsidiary bears the risk that the counterparty to such contracts may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the First Trust Subsidiary will lose money and the value of an investment in Fund shares may decrease. In addition, the First Trust Subsidiary may engage in such investment transactions with a limited number of counterparties, which may increase the First Trust Subsidiary's exposure to counterparty credit risk. Listed futures contracts can be traded on futures exchanges without material counterparty credit. After a trade is cleared, the exchange is the ultimate counterparty for all contracts, so the counterparty risk on a listed futures contract ultimately is the credit worthiness of the exchange's clearing corporation.

CREDIT RISK. Credit risk is the risk that an issuer of a debt instrument, derivative or other instrument may be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of an instrument may decline because of concerns about the issuer's ability or unwillingness to make such payments.

DERIVATIVES INVESTMENT RISK. The First Trust Subsidiary may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or currency exchange rate. Derivatives include futures contracts and credit linked notes. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed upon today (the future price or the strike price) with delivery occurring at a specified future date. Credit linked notes typically provide periodic payments of interest as well as payment of principal upon maturity. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as credit risk, interest rate risk, and market risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities or other instruments. Among the risks presented are market risk, credit risk, management risk and liquidity risk. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the First Trust Subsidiary will not correlate with the underlying instruments or the First Trust Subsidiary's other investments.

The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms. These risks are heightened when the derivatives are used to enhance the First Trust Subsidiary's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the First Trust Subsidiary.

In addition, when the First Trust Subsidiary invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments and futures contracts they are effectively leveraging their investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of the First Trust Subsidiary's derivatives strategies will depend on the adviser's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The First Trust Subsidiary may also enter into over-the-counter (OTC) transactions in derivatives. Transactions in the OTC markets generally are conducted on a principal-to-principal basis. The terms and conditions of these instruments generally are not standardized and tend to be more specialized or complex, and the instruments may be harder to value. In addition, certain derivative instruments and markets may not be liquid, which means the Fund may not be able to close out a derivatives transaction in a cost-efficient manner.

The Fund and the First Trust Subsidiary will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed (or take such other actions permitted by law). Securities earmarked or held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be marked to market daily.

Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund's ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund's ability to pursue their investment objectives through the use of such instruments.

FOREIGN COMMODITY MARKETS RISK. The Fund, through the First Trust Subsidiary, may engage in trading on commodity markets outside the United States on behalf of the Fund. Trading on such markets is not regulated by any United States government agency and may involve certain risks not applicable to trading on United States exchanges. In a number of foreign markets, a substantial volume of trades which in the United States could only be executed on a regulated exchange are executed wholly off-exchanges, in privately negotiated transactions. In some cases, the intermediaries through which the Fund may deal on foreign markets may in effect take the opposite side of trades made for the Fund. The Fund may not have the same access to certain trades as do various other participants in foreign markets. Furthermore, as the Fund will determine its net assets in United States dollars, with respect to trading in foreign markets the Fund will be subject to the risk of fluctuations in the exchange rate between the local currency and dollars as well as the possibility of exchange controls. Certain futures contracts traded on foreign exchanges are treated differently for federal income tax purposes than are domestic contracts.

FREQUENT TRADING RISK. The First Trust Subsidiary regularly purchases and subsequently sells, i.e. "rolls," individual commodity futures and forward contracts throughout the year so as to maintain a fully invested position. As the commodity contracts near their expiration dates, the First Trust Subsidiary rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the First Trust Subsidiary pays when it buys and sells contracts, which may detract from the Fund's performance.

FUTURES RISK. All futures and futures-related products are highly volatile. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies. Such intervention is often intended to influence prices directly. None of these factors can be controlled by the First Trust Subsidiary and no assurances can be given that the value of the First Trust Subsidiary will appreciate.

Although the First Trust Subsidiary will not borrow money in order to increase the amount of its trading, the low margin deposits normally required in futures trading permit an extremely high degree of leverage on the investment itself; margin requirements for futures trading being in some cases as little as 2% of the face value of the contracts traded. For example, if at the time of purchase 10% of the price of the futures contract is deposited as margin, a 10% decrease in the price of the futures contract would, if the contract was then closed out, result in a total loss of the margin deposit before any deduction for the trading commission. A decrease of more than 10% would result in a loss of more than the total margin deposit. Accordingly, a relatively small price movement in a futures contract may result in immediate and substantial loss to the investor. Like other leveraged investments, any trade may result in losses in excess of the amount invested.

The Commodities Futures Trading Commission (the "CFTC") and the United States commodities exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on United States commodities exchanges. All accounts (proprietary or client) owned or managed by the Fund's investment advisor will be combined for position limit purposes. The Fund and the First Trust Subsidiary could be required to liquidate positions in order to comply with such limits. Any such liquidation could result in substantial costs to the Fund and the First Trust Subsidiary.

FUTURES OPTIONS RISK. The First Trust Subsidiary may engage in trading in futures options contracts. Although successful trading in futures options contracts requires many of the same skills required for successful futures trading, the risks involved are somewhat different. Although the purchaser of an option cannot lose more than the purchase price of the option, the seller of a futures option has no such protection and is subject to unlimited liability.

GAP RISK. The First Trust Subsidiary is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day's closing price.

INCOME RISK. The Fund's income from its fixed income investments could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Fund generally will have to invest the proceeds from sales of Fund shares, as well as the proceeds from maturing debt securities, in lower-yielding securities.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the Fund's debt will decline because of rising market interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Duration is a common measure of interest rate risk. Duration measures a bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates.

ISSUER SPECIFIC RISK. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer specific events can have a negative impact on the value of the Fund.

LIQUIDITY RISK. The First Trust Subsidiary may invest in derivatives and other instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. The derivatives in which the First Trust Subsidiary invests may not always be liquid. This could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

Also, U.S. commodity exchanges impose "daily limits" on the amount by which the price of most futures contracts traded on such exchanges may vary during a single day. Daily limits prevent trades from being executed during a given trading day at a price above or below the daily limit. Once the price of a futures contract has moved to the limit price, it may be difficult, costly or impossible to liquidate a position. Such limits could prevent the First Trust Subsidiary from promptly liquidating unfavorable positions and restrict its ability to exercise or offset commodity options held in the First Trust Subsidiary's account. In addition, even if futures prices have not moved the daily limit, the First Trust Subsidiary may be unable to execute trades at favorable prices if the liquidity of the market is not adequate.

MANAGEMENT RISK. The Fund is subject to management risk because it has an actively managed portfolio. First Trust will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will achieve its investment objective.

NON-U.S. INVESTMENT RISK. The First Trust Subsidiary may invest in commodity futures contracts traded on non-U.S. exchanges or enter into over-the-counter derivative contracts with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risks because they may not subject to the same degree of regulation as their U.S. counterparts.

POOLED INVESTMENT VEHICLE RISK. The Fund may invest in securities of other open-end or closed-end investment companies, including ETFs, and other pooled investment vehicles. As a shareholder in a pooled investment vehicle, the Fund will bear its ratable share of that vehicle's expenses, and would remain subject to payment of the Fund's advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other pooled investment vehicles. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs or other exchange-traded pooled investment vehicles. Securities of other pooled investment vehicles may be leveraged, in which case the value and/or yield of such securities will tend to be more volatile than securities of unleveraged vehicles.

PORTFOLIO TURNOVER RISK. The Fund's investment strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REGULATORY CHANGE RISK. The regulation of the United States futures, Forex, and swap markets has undergone substantial change in recent years, and such change is expected to continue for the foreseeable future. In addition, there are indications of substantial regulatory changes pending in certain foreign markets. The effect of regulatory change on the Fund, while impossible to predict, could be substantial and adverse.

REGULATORY RISK. The CFTC has recently adopted amendments to CFTC Rule 4.5, which, when effective, will likely subject the Fund and the First Trust Subsidiary to regulation by the CFTC and impose additional disclosure, reporting and recordkeeping rules on the Fund and the First Trust Subsidiary. Compliance with these additional rules may increase the Fund's expenses. Certain of the rules that would apply to the Fund and the First Trust Subsidiary if they become subject to CFTC regulation have not yet been adopted, and it is unclear what effect such rules would have on the Fund if they are adopted. In addition, the CFTC has recently implemented final regulations that impose position limits and limit formulas on many physical commodity futures and options contracts, including energy and metals contracts, and on physical commodity swaps that are economically equivalent to such contracts. Position limits are currently the subject of disputes being resolved in the U.S. court system. First Trust Subsidiary's investment decisions may need to be modified, and commodity contract positions held by the First Trust Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Suspension or termination of the investment advisor's registration as a commodity pool operator would prevent it, until such time (if any) as such registration was reinstated, from managing the Fund, and might result in the termination of the Fund.

It should be noted that the Fund may have limited recourse to non-registered CFTC entities. An investor in the Fund should be aware that a non-registered entity may be subject to a level of regulatory oversight which could limit the Fund's ability to select a proper venue if a dispute should arise.

REPURCHASE AGREEMENT RISK. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks, and the collateral securing the repurchase agreements generally will be limited to U.S. government securities and cash. If the market value of the underlying obligations of a repurchase agreement declines, the counterparty must provide additional collateral so that at all times the value of the collateral is greater than the repurchase price of the underlying obligations. Nonetheless, should a counterparty become insolvent or otherwise default, there could be a delay before the Fund is able to liquidate the collateral, which would subject the collateral and the Fund to market risk during that period.

SMALL FUND RISK. The Fund currently has less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time, causing the Fund's performance to vary from that of the Fund's model portfolio. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SUBSIDIARY INVESTMENT RISK. The First Trust Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the First Trust Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the First Trust Subsidiary is organized, respectively, could result in the inability of the Fund and/or the First Trust Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

TAX RISK. The Fund intends to treat any income it may derive from commodity-linked instruments (other than derivatives described in Revenue

Rulings 2006-1 and 2006-31) received from the First Trust Subsidiary as "qualifying income" for RICs, based on numerous PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may cite as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the IRS suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this Prospectus. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC. Important tax information is described in more detail below in the section on "Federal Tax Matters."

The Fund intends to invest a portion of its assets in equity repurchase agreements. Recent changes in the law have the potential of changing the character and source of such instruments potentially subjecting them to unexpected U.S. taxation. Depending upon the terms of the contracts, the Fund may be required to indemnify the counterparty for such increased tax.

TRADING ISSUES

     Although the Fund lists and trades its shares on ______, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on ______ may be halted due to market conditions or for reasons that, in the view of ______, make trading in Shares inadvisable. In addition, trading in Shares on ______ is subject to trading halts caused by extraordinary market volatility pursuant to ______ "circuit breaker" rules. There can be no assurance that the requirements of ______ necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. [DUE TO THE SMALL ASSET SIZE OF THE FUND, IT IS MORE LIKELY TO HAVE DIFFICULTY MAINTAINING ITS LISTING ON ______.]

FLUCTUATION OF NET ASSET VALUE

The NAV of Shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on ______. The Fund cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Fund believes that large discounts or premiums to the NAV of Shares should not be sustained.

                               FUND ORGANIZATION

The Fund is a series of the Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for the overall management and direction of the Trust. The Board elects the Trust's officers and approves all significant agreements, including those with the investment advisor, custodian and fund administrative and accounting agent.

                             MANAGEMENT OF THE FUND

First Trust Advisors L.P. ("First Trust" or the "Advisor"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Fund and the commodity pool operator and commodity trading advisor. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolio.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities subject to the policies of the Board. First Trust became registered as a commodity pool operator and also became a member of the National Futures Association on
_____________________.

First Trust serves as advisor or sub-advisor for __ mutual fund portfolios, ____ exchange traded funds consisting of __ series and __ closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Shares of the Fund.

There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of the Investment Committee with daily decisions being primarily made by John Gambla and Rob A. Guttschow. The Investment Committee consists of John Gambla, Rob. A. Guttschow, Daniel J. Lindquist, Jon C. Erickson, David G. McGarel, and Roger F. Testin.

Mr. Gambla, CFA, FRM, PRM, is a senior portfolio manager for the Alternative and Equity Investment Team at First Trust. Mr. Gambla has 20 years of investment experience, most recently as co-Chief Investment Officer at the Nuveen HydePark Group LLC. While at Nuveen HydePark Group LLC, Mr. Gambla co-directed investment activities including research, product development, trading, portfolio management and performance attribution. Mr. Gambla also lead the research systems and infrastructure development for Nuveen HydePark Group LLC. Previously, Mr. Gambla was a Senior Trader and Quantitative specialist at Nuveen Asset Management. While there, he was responsible for trading all derivatives for the 120+ municipal mutual funds with Nuveen Asset Management. Mr. Gambla, has served in a variety of roles throughout his career including: portfolio management, research, business development and strategy development.

Mr. Guttschow, CFA, is a senior portfolio manager for the Alternative and Equity Investment Team at First Trust. Mr. Guttschow has nearly 20 years of investment experience, most recently as co-Chief Investment Officer at the Nuveen HydePark Group LLC. While at Nuveen HydePark Group LLC, Mr. Guttschow co-directed investment activities including research, product development, trading, portfolio management and performance attribution. Previously, Mr. Guttschow was an Overlay Manager and Senior Portfolio Manager at Nuveen Asset Management. While there, he developed Nuveen's buy-side derivative desk for fixed income and equity portfolio hedging.

Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of the Fund's investment strategy. Mr. Lindquist joined First Trust as a Vice President in April 2004 and has been a Senior Vice President of First Trust and FTP since September 2005.

Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

Mr. McGarel is Chief Investment Officer and a Senior Vice President of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. McGarel consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

Mr. Testin is a Senior Vice President of First Trust and FTP. Mr. Testin is the head of First Trust's Portfolio Management Group.

For additional information concerning First Trust, including a description of the services provided to the Fund, see the SAI. Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund is provided in the SAI.

MANAGEMENT OF THE SUBSIDIARY

FT Cayman Subsidiary is a wholly-owned subsidiary of the Fund. The First Trust Subsidiary is organized under the laws of the Cayman Islands and overseen by its own board of directors. The Fund is the sole shareholder of the First Trust

Subsidiary, and it is currently expected that shares of the First Trust Subsidiary will not be sold or offered to other investors. The Fund and the First Trust Subsidiary in the aggregate are managed to comply with the compliance policies and procedures of the Fund. As a result, in managing the Fund's and the First Trust Subsidiary's portfolio, First Trust will comply with the investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to leverage, liquidity, brokerage and the timing and method of the valuation of the Fund's and the First Trust Subsidiary's portfolio investments. The Fund's Chief Compliance Officer oversees implementation of the First Trust Subsidiary's policies and procedures and makes periodic reports to the Fund's Board of Trustees regarding the First Trust Subsidiary's compliance with its policies and procedures. First Trust serves as the investment adviser of the First Trust Subsidiary and manages the investment of the First Trust Subsidiary's assets on a discretionary basis, subject to the supervision of First Trust. The First Trust Subsidiary does not pay First Trust a management fee for its services. The First Trust Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services.

MANAGEMENT FEE

Pursuant to the Investment Management Agreement, First Trust will manage the investment of the Fund's assets and will be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses.

The Fund has agreed to pay First Trust an annual management fee equal to 0.__% of its average daily net assets. As of the date of this Prospectus, the Fund has neither commenced operations nor paid management fees.

A discussion regarding the Board's approval of the Investment Management Agreement for the Fund will be available in the Fund's Annual Report to Shareholders for the period ended ________, 20__.

                           HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers. Shares of the Fund are expected to be listed for trading on the secondary market on ______. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment when buying Shares on ______. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

For purposes of the 1940 Act, the Fund is treated as a registered investment company, and the acquisition of Shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Fund, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into an agreement with the Fund regarding the terms of any investment.

BOOK ENTRY

Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

SHARE TRADING PRICES

The trading prices of Shares of the Fund on ______ may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

Information regarding the intra-day value of the Shares of the Fund, also referred to as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the Fund's trading day by the national securities exchange on which the Shares are listed or by market data vendors or other information providers. The IOPV should not be viewed as a "real-time" update of the NAV per Share of the Fund because the IOPV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange will be updated, using the last sale price, every 15 seconds throughout the trading day, provided, that upon the closing of such non-U.S. exchange, the closing price of the security, after being converted to U.S. dollars, will be used. Furthermore, in calculating the IOPV of the Fund's Shares, exchange rates may be used throughout the day (9:00 a.m. to 4:15 p.m., Eastern time) that may differ from those used to calculate the NAV per Share of the Fund and consequently may result in differences between the NAV and the IOPV. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV of Shares of the Fund and the Fund does not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUND'S SHARES

The Fund imposes no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund's shareholders. The Board considered that the Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (i.e., authorized participants ("APs") and that the vast majority of trading in the Fund's Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund's trading costs and the realization of capital gains. As the Fund may effect the purchase or redemption of Creation Units in exchange wholly or partially for cash, the Board noted that such trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. In addition, the Fund imposes fixed and variable transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades.

Finally, the Adviser monitors orders from APs for patterns of abusive trading and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund, or otherwise not in the Fund's best interests.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid [QUARTERLY] by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to customary brokerage commissions charged by the broker.

                              FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law. As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

FUND STATUS

The Fund intends to continue to qualify as a "regulated investment company" under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

For federal income tax purposes, you are treated as the owner of Trust shares and not of the assets held by the Trust. Taxability issues are taken into account at the trust level. Your federal income tax treatment of income from the Trust is based on the distributions paid by the Trust.

Subject to certain reasonable cause and de minimis exceptions, to qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the value of the Fund's total assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls (i.e., owns 20% or more of the total combined voting power of all classes of stock entitled to vote) and which are engaged in the same, similar or related trades or businesses or the securities of one or more certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (determined without regard to capital gain dividends and exempt interest dividends) and at least 90% of its net tax-exempt interest income each taxable year.

Income from commodities is generally not qualifying income for RICs. The Fund intends to treat any income it may derive from commodity-linked derivatives (other than derivatives described in Revenue Rulings 2006-1 and 2006-31) received from the First Trust Subsidiary as "qualifying income" for RICs, based on numerous PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may cite as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the IRS suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this Prospectus. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

The Fund intends to invest a significant portion of its assets in the First Trust Subsidiary. The IRS has issued numerous private letter rulings permitting RICs to invest in commodities through subsidiaries but has currently suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this Prospectus. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC. Special tax counsel for the Fund is providing its opinion that the income from the First Trust Subsidiary should be qualifying income.

The Fund has undertaken to not hold more than 25% of its assets in the First Trust Subsidiary at the end of any quarter. If the Fund fails to limit itself to the 25% ceiling and fails to correct the issue within 30 days after the end of the quarter, the Fund may fail the RIC diversification tests described above.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a RIC, the Fund will be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits will be taxed to you as dividend income, which, in general and subject to limitations under the Code, under current law will constitute qualified dividend income in the case of individual shareholders and would be eligible for corporate dividends received deduction. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund would be required to distribute to you its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, then the Fund would be required to elect to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to taxation on such net built-in gain in existence at the time of the reelection recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

DISTRIBUTIONS

The Fund's distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. These distributions representing a return of capital are not dividends, but rather are a return of the money that you originally invested. While returns of capital may not immediately taxable, they reduce basis, which may result in a shareholder having to pay higher taxes in the future when shares are sold, even in the shareholder sells the shares at loss from the original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Under the "Health Care and Education Reconciliation Act of 2010," income from the Fund may also be subject to a new 3.8 % "Medicare tax" imposed for taxable years beginning after 2012. This tax will generally apply to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

DIVIDENDS RECEIVED DEDUCTION

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 50% for certain taxpayers in the 10% and 15% tax brackets). These capital gain rates are generally effective for taxable years beginning before January 1, 2013. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% for net capital gains from most property acquired after December 31, 2000 with a holding period of more than five years and the 10% rate is reduced to 8% for net capital gains from most property (regardless of when acquired) with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2013. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

If you exchange equity securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

DEDUCTIBILITY OF FUND EXPENSES

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

NON-U.S. TAX CREDIT

Because the Fund invests in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

NON-U.S. INVESTORS

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, subject to the FATCA discussion below, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the Fund beginning prior to 2012, distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gains dividend attributable to certain net short-term capital gains income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the Fund makes certain elections and certain other conditions are met. Subject to the FATCA discussion below, a disposition of shares in the Fund would not normally be subject to U.S. taxation to a non-U.S. investor.

FATCA

In addition to the rules described above concerning the potential imposition of withholding on payments to non-U.S. investors, distributions made after December 31, 2013, to non-U.S. investors that are "financial institutions" may be subject to a withholding tax of 30% unless either (i) an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or (ii) the jurisdiction in which the non-U.S. investor is resident for tax purposes has entered into an agreement with the IRS to collect and provide the information otherwise required. For these purpose, a "financial institution" means any entity that (i) accepts deposits in the ordinary course of a banking or similar business, (ii) holds financial assets for the account of others as a substantial portion of its business, or (iii) is engage (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities.

Distributions to non-financial non-U.S. entities (other than publicly traded foreign entities, entities owned by residents of U.S. possessions, foreign governments, international organizations, or foreign central banks) after December 31, 2013, will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.

If a non-U.S. investor would be subject to the withholding on distributions described in the two preceding paragraphs, dispositions of shares in the Fund may also be subject to U.S. withholding after December 31, 2014.

INVESTMENTS IN CERTAIN NON-U.S. CORPORATIONS

If the Fund holds an equity interest in any PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs will not be treated as qualified dividend income.

INVESTMENT IN THE FIRST TRUST SUBSIDIARY

One of the requirements for qualification as a RIC is that the Fund must derive at least 90% of its gross income for each taxable year from "qualifying income." Qualifying income includes dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies. The IRS has issued a revenue ruling which concludes that income derived from certain commodity-linked swaps is not qualifying income under Subchapter M of the Code.

However, the IRS has in recent years issued PLRs to other RICs in which it concluded that income from certain commodity index-linked notes is qualifying income and that income derived from subsidiaries similar to the First Trust Subsidiary will be qualifying income whether received in the form of current distributions or as undistributed subpart F income. There is no authority directly addressing some of the issues of the law considered in these rulings. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or, if the IRS did so, that a court would not sustain, such contrary positions. If the IRS were to change its position on some or all of these issues, and if such contrary positions were upheld, the Fund might cease to qualify as a RIC. A PLR may only be relied upon by the taxpayer to whom it was provided. The Fund does not plan to seek a PLR. Therefore, to the extent the Fund invests directly in commodity-index-linked derivative instruments or in the First Trust Subsidiary, the IRS may contest the Fund's characterization of the income produced by such assets as qualifying income which, if successful, could cause the Fund to fail to qualify as a RIC. Shareholders and potential investors should be aware that, in July 2011, the IRS suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this Prospectus. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC. The Fund and the Advisor plan to direct investments of the Fund's assets in conformance with Revenue Ruling 2006-31, IRS guidance, and the advice of counsel.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund's Board of Trustees may determine to reorganize or close the Fund or materially change the Fund's investment objective and strategies.

The First Trust Subsidiary intends to conduct its affairs in a manner such that it will not be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the Fund will be required to include as income annually amounts earned by the First Trust Subsidiary during that year, whether or not distributed by the First Trust Subsidiary. Furthermore, the Fund will be subject to the RIC qualification distribution requirements with respect to the First Trust Subsidiary's income, whether or not the First Trust Subsidiary makes a distribution to the Fund during the taxable year and thus the Fund may not have sufficient cash on hand to make such distribution.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the First Trust Subsidiary is organized, respectively, could result in the inability of the Fund and/or the First Trust Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the First Trust Subsidiary. If Cayman Islands law changes such that the First Trust Subsidiary must pay Cayman Islands governmental authority taxes, the Fund's shareholders would likely suffer decreased investment returns. There remains a risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund's taxable income or gains and distributions.

                               DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Fund on an agency basis. FTP does not maintain a secondary market in Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.__% of its average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

The Fund does not currently pay 12b-1 fees, and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before _________. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

                                NET ASSET VALUE

The Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board or its delegate.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The securities in which the Fund may invest are not listed on any securities exchange or board of trade.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than The NASDAQ(R) Stock Market Inc. ("NASDAQ(R)") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ(R) or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ(R) or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on NASDAQ(R) and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in the prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. See the Fund's SAI for details.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations.

Because foreign securities exchanges may be open on different days than the days during which an investor may purchase or sell Shares of the Fund, the value of the Fund's securities may change on days when investors are not able to purchase or sell Shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rates in effect at the time of valuation.

                             FUND SERVICE PROVIDERS

______________________ acts as the administrator, accounting agent, custodian and transfer agent to the Fund. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Fund. First Trust serves as the fund reporting agent for the Fund.


                          PREMIUM/DISCOUNT INFORMATION

The Fund has not yet commenced operations and, therefore, does not have information about the differences between the Fund's daily market price on ______ and its NAV. Once the Fund has commenced operations, this information will be available on the Fund's website at www.ftportfolios.com.


                               OTHER INFORMATION

CONTINUOUS OFFERING

The Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Fund Shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a Prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of the Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(c) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on ______ is satisfied by the fact that the Prospectus is available from ______ upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

                     This page is intentionally left blank.

                     This page is intentionally left blank.

             FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND

FOR MORE INFORMATION

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to Shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (800) 621-1675, on the Fund's website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.

First Trust Advisors L.P.
120 East Liberty Drive
Suite 400
Wheaton, Illinois 60187
(800) 621-1675                                            SEC File #: 333-______
www.ftportfolios.com                                                   811-22767

                                 Preliminary Statement of Additional Information
                                                         Dated November 13, 2012
                                                           Subject to Completion


The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

                      STATEMENT OF ADDITIONAL INFORMATION
                  INVESTMENT COMPANY ACT FILE NO. ____________
                      FIRST TRUST EXCHANGE-TRADED FUND VII

                                                           TICKER
                     FUND NAME                             SYMBOL       EXCHANGE

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND

                                DATED __________

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus dated _________, 2012, as it may be revised from time to time (the "Prospectus") for First Trust Global Tactical Commodity Strategy Fund (the "Fund"), a series of the First Trust Exchange-Traded Fund VII (the "Trust"). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's distributor, First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free at (800) 621-1675.

                               TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST AND THE FUND..................................1

EXCHANGE LISTING AND TRADING...................................................3

INVESTMENT OBJECTIVE AND POLICIES..............................................4

INVESTMENT STRATEGIES..........................................................5

INVESTMENT RISKS .............................................................16

FUND MANAGEMENT OF THE FUND...................................................20

ACCOUNTS MANAGED BY INVESTMENT COMMITTEE......................................33

BROKERAGE ALLOCATIONS.........................................................33

CUSTODIAN, ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT..................35

ADDITIONAL INFORMATION........................................................36

PROXY VOTING POLICIES AND PROCEDURES..........................................38

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS.........................39

FEDERAL TAX MATTERS...........................................................48

DETERMINATION OF NAV..........................................................55

DIVIDENDS AND DISTRIBUTIONS...................................................57

MISCELLANEOUS INFORMATION.....................................................57

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUND

      The Trust was organized as a Massachusetts business trust on November 6, 2012 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act").

      This SAI relates to the Fund. The shares of the Fund are referred to herein as "Shares" or "Fund Shares." The Fund, a non-diversified series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

      The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

      The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

      Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the Shares of that series will vote separately on such matter.

      The Trust's Declaration of Trust (the "Declaration") requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees broad authority to approve reorganizations between the Fund and another entity, such as another exchange-traded fund, or the sale of all or substantially all of the Fund's assets, or the termination of the Trust or the Fund without shareholder approval if the 1940 Act would not require such approval.

      The Declaration provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended by the Trustees in any respect without a shareholder vote. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

      The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Fund or as the Trustees may determine, and ownership of Fund Shares may be disclosed by the Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration, the shareholder bringing the action may be responsible for the Fund's costs, including attorneys' fees. The Declaration also provides that any shareholder bringing an action against the Fund waives the right to trial by jury to the fullest extent permitted by law.

      The Trust is not required to and does not intend to hold annual meetings of shareholders.

      Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or the Fund itself was unable to meet its obligations.

     The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

      The Fund is advised by First Trust Advisors L.P. (the "Advisor" or "First Trust").

      The Fund intends to list and trade its Shares on NASDAQ (the "Exchange"), subject to notice of issuance. The Shares will trade on the Exchange at market prices that may be below, at or above net asset value ("NAV"). The Fund offers and issues Shares at NAV only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), or for cash as specified in the Prospectus. Creation Units are aggregations of 50,000 Shares of the Fund.

      The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

      There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

      As in the case of other stocks traded on the Exchange, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

      The Fund reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

                       INVESTMENT OBJECTIVE AND POLICIES

      The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

      The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund:

            (1) The Fund may not issue senior securities, except as permitted under the 1940 Act.

            (2) The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

            (3) The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase and sale of portfolio securities.

            (4) The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

            (5) The Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

            (6) The Fund may purchase or sell physical commodities through the First Trust Subsidiary.

            (7) The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

      For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%. The fundamental investment limitations set forth above limit the Fund's ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

      The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

      In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.

                             INVESTMENT STRATEGIES

      Under normal market conditions, the Fund through its wholly-owned subsidiary, FT Cayman Subsidiary, invests in a combination of commodity future contracts and commodity linked instruments, along with U.S. government securities and money market instruments. Fund shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

TYPES OF INVESTMENTS

      Cayman Subsidiaries: The Fund may invest up to 25% of its total assets in FT Cayman Subsidiary, its wholly-owned subsidiary organized under the laws of the Cayman Islands (the "First Trust Subsidiary"). The First Trust Subsidiary may invest in commodity-linked derivative instruments, as described under

"Commodity Investments" below. Because the Fund may invest a substantial portion of its assets in the First Trust Subsidiary, which may hold certain of the investments described in the Prospectus and this SAI, the Fund may be considered to be investing indirectly in those investments through the First Trust Subsidiary. Therefore, except as otherwise noted, for purposes of this disclosure, references to the Fund's investments may also be deemed to include the Fund's indirect investments through the First Trust Subsidiary.

      The First Trust Subsidiary is not registered under the 1940 Act and is not directly subject to its investor protections, except as noted in the Prospectus or this SAI. However, the First Trust Subsidiary is wholly-owned and controlled by the Fund and is advised by First Trust. Therefore, the Fund's ownership and control of the First Trust Subsidiary make it unlikely that the First Trust Subsidiary would take action contrary to the interests of the Fund or its shareholders. The Fund's Board of Trustees has oversight responsibility for the investment activities of the Fund, including its expected investment in the First Trust Subsidiary, and the Fund's role as the sole shareholder of the First Trust Subsidiary. First Trust receives no additional compensation for managing the assets of the First Trust Subsidiary. The First Trust Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same or with affiliates of the same service providers that provide those services to the Fund.

      Changes in the laws of the United States (where the Fund is organized) and/or the Cayman Islands (where the First Trust Subsidiary is incorporated) could prevent the Fund and/or the First Trust Subsidiary from operating as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the First Trust Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require the First Trust Subsidiary to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

      The financial statements of the First Trust Subsidiary will be consolidated with the Fund's financial statements in the Fund's Annual and Semi-Annual Reports.

      Commodity Investments: The Fund gains exposure to commodities through the First Trust Subsidiary, in commodity-linked derivative instruments such as commodity futures contracts and commodity-linked instruments (the "Commodities"). Additional information on the First Trust Subsidiary is set forth under "Cayman Subsidiaries" above. Additional information regarding specific Commodities is set forth below. The Fund, either directly or through the First Trust Subsidiary, may also gain exposure to commodities through investment in certain investment companies, including exchange-traded funds ("ETFs"), and other pooled investment vehicles that invest primarily in commodities or commodity-related instruments, and in exchange-traded notes ("ETNs") linked to the value of commodities.

      The First Trust Subsidiary's commodity investments generally will not require significant outlays of principal. The Fund may invest up to 25% of its total assets in the First Trust Subsidiary, which will be committed as "initial" and "variation" margin to secure the First Trust Subsidiary's positions in derivative instruments. These assets are placed in accounts maintained by the First Trust Subsidiary at the First Trust Subsidiary's clearing broker, and are held in cash or invested in U.S. Treasury bills and other direct or guaranteed debt obligations of the U.S. Government maturing within less than one year at the time of investment.

      The prices of the Commodities may move in different directions than investments in traditional equity and debt securities. For example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to debt and equity securities.

      Historically, the correlation between the quarterly investment returns of commodities and the quarterly investment returns of traditional financial assets such as stocks generally was negative. This inverse relationship occurred generally because commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. The reverse may be true during "bull markets," when investments in traditional securities such as stocks may outperform the First Trust Subsidiary's commodity-related investments. However, over the long term, the returns on the First Trust Subsidiary's commodity-related investments are expected to exhibit low or negative correlation with stocks and bonds.

      [The First Trust Subsidiary may utilize a variety of financial instruments, including options, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts. The use of commodities is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities.]

General Limitations on Futures and Options Transactions

     The CFTC has recently adopted substantial amendments to the permissible exemptions and conditions for reliance on exemptions from registration as a commodity pool operator which, when effective, may subject the Fund and the First Trust Subsidiary to regulation by the CFTC and NFA and impose additional disclosure, reporting and recordkeeping rules on the Fund and the First Trust Subsidiary. Compliance with these additional rules may increase the Fund's expenses. Certain of the rules that would apply to the Fund and the First Trust Subsidiary if they become subject to CFTC and NFA regulation have not yet been adopted, and it is unclear what effect such rules would have on the Fund if they are adopted.

     In addition, the CFTC has recently implemented final regulations that impose position limits and limit formulas on many physical commodity futures and options contracts, including energy and metals contracts. First Trust Subsidiary's investment decisions may need to be modified, and commodity contract positions held by the First Trust Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding these position limits, potentially subjecting the Fund to substantial losses.

Asset Coverage for Futures and Options Positions

      The Fund and First Trust Subsidiary will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily. The First Trust Subsidiary may not enter into futures or options positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

Federal Income Tax Treatment of Commodity Futures Contracts, Options, Commodity-
        Linked Derivatives and Investments in the First Trust Subsidiary

      The First Trust Subsidiary's transactions in commodity futures contracts, options and commodity-linked instruments will be subject to special provisions of the Internal Revenue Code ("Code") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term and whether such income is qualifying income for purposes of the Fund's qualification as a regulated investment company ("RIC")), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the First Trust Subsidiary to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the First Trust Subsidiary to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirement for avoiding excise taxes.

      The Fund intends to treat any income it may derive from commodity-linked derivatives (other than derivatives described in Revenue Rulings 2006-1 and 2006-31) received by the First Trust Subsidiary as "qualifying income" under the provisions of the Code RICs, based on numerous private letter rulings ("PLRs") provided to third parties not associated with the Fund or its affiliates (which only those parties may cite as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the Internal Revenue Service ("IRS") suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this Prospectus. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

Futures Contracts

      The Fund through the First Trust Subsidiary, purchases and sell Futures Contracts, including commodity futures contracts and index futures, and options on such contracts. The First Trust Subsidiary may use Futures Contracts and related options for hedging and non-hedging purposes.

      The First Trust Subsidiary invests in commodity Futures Contracts. Commodity Futures Contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity Futures Contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a Futures Contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Fund is in a long position on that commodity, the value of the Futures Contract may change proportionately.

      Commodity Futures Contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact Futures Contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges may have position limit rules that limit the amount of Futures Contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market. In the commodity futures markets, the exchange clearing corporation takes the other side in all transactions, either buying or selling directly to the market participants. The clearinghouses acts as the counterparty to all exchange-traded Futures Contracts, that is, the First Trust Subsidiary's obligation is to the clearinghouses, and the First Trust Subsidiary's will look to the clearinghouses to satisfy the First Trust Subsidiary's rights under a commodity Futures Contract.

      An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written.

      Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the First Trust Subsidiary is not able to enter into an offsetting transaction, the First Trust Subsidiary will continue to be required to maintain the margin deposits on the Futures Contract.

      Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain the First Trust Subsidiary's open positions in Futures Contracts. A margin deposit is intended to ensure the First Trust Subsidiary's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

      If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the First Trust Subsidiary. In computing daily NAV, the First Trust Subsidiary will mark to market the current value of its open Futures Contracts. The First Trust Subsidiary expects to earn interest income on its margin deposits.

      Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the First Trust Subsidiary would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

      Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses. Despite the daily price limits on various futures exchanges, the price volatility of commodity Futures Contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the First Trust Subsidiary invests in commodity

Futures Contracts, the assets of the Fund and the First Trust Subsidiary, and therefore the prices of Fund shares, may be subject to greater volatility.

      There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures Contract. The First Trust Subsidiary would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Options on Futures

      The First Trust Subsidiary may purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. . Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

      The First Trust Subsidiary may use options on Futures Contracts for hedging and non-hedging purposes (i.e., in an effort to enhance returns). Generally, these strategies would be applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract. If the Futures price at expiration of a written call option is below the exercise price, the First Trust Subsidiary will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the First Trust Subsidiary's holdings of securities. If the Futures price when the option is exercised is above the exercise price, however, the First Trust Subsidiary will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the First Trust Subsidiary that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the First Trust Subsidiary intends to acquire.

      As with investments in Futures Contracts, the First Trust Subsidiary is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by the Fund. The Fund will set aside in a segregated account at the Fund's custodian liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation.

      The risks associated with the use of options on Futures Contracts include the risk that the First Trust Subsidiary may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The First Trust Subsidiary's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option.

      The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Options transactions may result in significantly higher transaction costs for the First Trust Subsidiary.

      For additional information, see "Futures Contracts." Certain characteristics of the futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements in futures markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

      Illiquid Securities: The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to the Advisor the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed the Advisor to look to factors such as (i) the nature of the market for a security (including the institutional private resale market, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

      Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

      Money Market Funds: The Fund may invest in shares of money market funds to the extent permitted by the 1940 Act.

      Fixed Income Investments: The Fund's fixed income investments consist of cash equivalents and high-quality short-term debt securities with final terms not exceeding one year at the time of investment, and are intended to provide liquidity, preserve capital and serve as collateral for the Fund's and/or the First Trust Subsidiary's investments in derivative instruments.

      The Fund's fixed income investments will be managed by First Trust. These fixed income investments (excluding U.S. Government securities) will be rated at all times at the applicable highest short-term or long-term debt or deposit rating or money market fund rating as determined by at least one nationally recognized statistical rating organization or, if unrated, judged by First Trust to be of comparable quality. Fixed income investments may include, without limitation, the following:

            (1) The Fund may invest in U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration,

      Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. In addition, the Fund may invest in sovereign debt obligations of non-U.S. countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject.

            (2) The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured. The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

            (3) The Fund may invest in bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

            (4) The Fund may invest in repurchase agreements which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate.

      Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

            (5) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

            (6) The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may invest in commercial paper only if its has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by First Trust to be of comparable quality.

            (7) The Fund may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. Although money market funds that operate in accordance with Rule 2a-7 under the 1940 Act seek to preserve a $1.00 share price, it is possible for the Fund to lose money by investing in money market funds.

      Other Investment Companies. The Fund may invest in securities of other open- or closed-end investment companies, including registered investment companies that are ETFs. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their NAV. Most ETFs hold a portfolio of common stocks or bonds designed to track the performance of a securities index, including industry, sector, country and region indexes, but an ETF may not replicate exactly the performance of the index it seeks to track for a number of reasons, including transaction costs incurred by the ETF.

      The Fund may also invest a portion of its assets in pooled investment vehicles other than registered investment companies. For example, some vehicles which are commonly referred to as "exchanged traded funds" may not be registered investment companies because of the nature of their underlying investments. As a stockholder in an investment company or other pooled vehicle, the Fund will bear its ratable share of that investment company's or vehicle's expenses, and would remain subject to payment of the fund's or vehicle's advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies or vehicles. In addition, the securities of other investment companies or pooled vehicles may be leveraged and will therefore be subject to leverage risks (in addition to other risks of the investment company's or pooled vehicle's strategy). The Fund will also incur brokerage costs when purchasing and selling shares of ETFs and other pooled vehicles.

      An investment in the shares of another fund is subject to the risks associated with that fund's portfolio securities. To the extent the Fund invests in shares of another fund, Fund shareholders would indirectly pay a portion of that fund's expenses, including advisory fees, brokerage and other distribution expenses. These fees and expenses are in addition to the direct expenses of the Fund's own operations.

PORTFOLIO TURNOVER

      The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund's investment portfolio that is bought and sold during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

                                INVESTMENT RISKS

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

      In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

            (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to the First Trust Subsidiary and to the Fund's shareholders and is consistent with the Fund and First Trust Subsidiary's objectives, investment limitations, and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the First Trust Subsidiary's overall investments and investment objective.

            (2) Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a commodity instrument. The counterparty risk for exchange-traded commodities is generally less than for privately-negotiated or over-the-counter ("OTC") commodities, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The First Trust Subsidiary will enter into transactions in commodity instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

            (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a commodity instrument and price movements of investments being hedged. When a commodity transaction is used to completely hedge another position, changes in the market value of the combined position (the commodity instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

            (4) Liquidity Risk. Liquidity risk is the risk that a commodity instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded commodities since they often can only be closed out with the other party to the transaction. The First Trust Subsidiary might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in commodity instruments involving obligations to third parties (i.e., instruments other than purchase options). If the First Trust Subsidiary is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the First Trust Subsidiary's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The First Trust Subsidiary's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any commodities position can be sold or closed out at a time and price that is favorable to the First Trust Subsidiary.

            (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

            (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC commodities market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

            (7) Leverage Risk. Leverage risk is the risk that the First Trust Subsidiary may be more volatile than if it had not been leveraged due to leverage's tendency to exaggerate the effect of any increase or decrease in the value of the First Trust Subsidiary's portfolio securities. The use of leverage may also cause the First Trust Subsidiary to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

            (8) Regulatory Risk. The Dodd-Frank Act Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") has initiated a dramatic revision of the U.S. financial regulatory framework and covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; and new rules for derivatives trading. Instruments in which the Fund may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable. Most of the implementing regulations have not yet been finalized. Accordingly, the ultimate impact of the Dodd-Frank Act, including on the derivative instruments in which the Fund may invest through the First Trust Subsidiary, is not yet certain.

            (9) Tax Risk. The Fund intends to treat any income it may derive from commodity-linked derivatives (other than derivatives described in Revenue Rulings 2006-1 and 2006-31) received from the First Trust Subsidiary as "qualifying income" under the provisions of the Code of 1986, as amended, applicable RICs, based on numerous PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may cite as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the IRS suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this Prospectus. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

      The Fund intends to invest a portion of its assets in equity repurchase agreements. Recent changes in the law have the potential of changing the character and source of such instruments potentially subjecting them to unexpected U.S. taxation. Depending upon the terms of the contracts, the Fund may be required to indemnify the counterparty for such increased tax.

ADDITIONAL RISKS OF INVESTING IN THE FUND

Credit Risk

      Credit risk is the risk that an issuer of a debt instrument, derivative or other instrument may be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of an instrument may decline because of concerns about the issuer's ability or unwillingness to make such payments.

Liquidity Risk

      Whether or not the securities in the Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

      The general supervision of the duties performed for the Fund under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Fund, choose the Trust's officers and hire the Trust's investment advisor. The officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable. Each Trustee has been elected for an indefinite term. The officers of the Trust serve indefinite terms. Each Trustee, except for James A. Bowen, is an Independent Trustee. Mr. Bowen is deemed an "interested person" (as that term is defined in the 1940 Act) ("Interested Trustee") of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor to the Fund.


                                                                                         NUMBER OF
                                                                                         PORTFOLIOS        OTHER
                                                                                        IN THE FIRST  TRUSTEESHIPS OR
                                                 TERM OF OFFICE                          TRUST FUND    DIRECTORSHIPS
                                                 AND YEAR FIRST                           COMPLEX     HELD BY TRUSTEE
       NAME, ADDRESS            POSITION AND       ELECTED OR    PRINCIPAL OCCUPATIONS  OVERSEEN BY   DURING THE PAST
     AND DATE OF BIRTH       OFFICES WITH TRUST    APPOINTED      DURING PAST 5 YEARS     TRUSTEE         5 YEARS

Trustee who is an
Interested Person of the
Trust
---------------------------
James A. Bowen(1)            Chairman of the     o Indefinite   Chief Executive         91            None
120 East Liberty Drive,      Board and Trustee     term         Officer (December 2010  Portfolios
Wheaton, IL 60187                                               to Present), President
D.O.B.: 09/55                                                   (until December 2010),
                                                 o Since        First Trust Advisors
                                                   inception    L.P. and First Trust
                                                                Portfolios L.P.;
                                                                Chairman of the Board
                                                                of Directors, BondWave
                                                                LLC (Software
                                                                Development
                                                                Company/Investment
                                                                Advisor) and
                                                                Stonebridge Advisors
                                                                LLC (Investment
                                                                Advisor)


                                      -20-

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS        OTHER
                                                                                        IN THE FIRST  TRUSTEESHIPS OR
                                                 TERM OF OFFICE                          TRUST FUND    DIRECTORSHIPS
                                                 AND YEAR FIRST                           COMPLEX     HELD BY TRUSTEE
       NAME, ADDRESS            POSITION AND       ELECTED OR    PRINCIPAL OCCUPATIONS  OVERSEEN BY   DURING THE PAST
     AND DATE OF BIRTH       OFFICES WITH TRUST    APPOINTED      DURING PAST 5 YEARS     TRUSTEE         5 YEARS

Independent Trustees
---------------------------
Richard E. Erickson          Trustee             o Indefinite   Physician; President,   91            None
c/o First Trust Advisors                           term         Wheaton Orthopedics;    Portfolios
L.P.                                                            Co-owner and
120 East Liberty Drive,                                         Co-Director (January
  Suite 400                                      o Since        1996 to May 2007),
Wheaton, IL 60187                                  inception    Sports Med Center for
D.O.B.: 04/51                                                   Fitness; Limited
                                                                Partner, Gundersen
                                                                Real Estate Limited
                                                                Partnership; Member,
                                                                Sportsmed LLC

Thomas R. Kadlec             Trustee             o Indefinite   President (March 2010   91            Director of
c/o First Trust Advisors                           term         to Present), Senior     Portfolios    ADM Investor
L.P.                                                            Vice President and                    Services, Inc.
120 East Liberty Drive,                          o Since        Chief Financial                       and ADM
  Suite 400                                        inception    Officer (May 2007 to                  Investor
Wheaton, IL 60187                                               March 2010), Vice                     Services
D.O.B.: 11/57                                                   President and Chief                   International
                                                                Financial Officer
                                                                (1990 to May 2007),
                                                                ADM Investor Services,
                                                                Inc. (Futures
                                                                Commission Merchant)

Robert F. Keith              Trustee             o Indefinite   President (2003 to      91            Director of
c/o First Trust Advisors                           term         Present), Hibs          Portfolios    Trust Company
L.P.                                                            Enterprises (Financial                of Illinois
120 East Liberty Drive,                          o Since        and Management
  Suite 400                                        inception    Consulting)
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson              Trustee             o Indefinite   President (June 2002    91            Director of
c/o First Trust Advisors                           term         to Present), Covenant   Portfolios    Covenant
L.P.                                                            College                               Transport Inc.
120 East Liberty Drive,                          o Since
  Suite 400                                        inception
Wheaton, IL 60187
D.O.B.: 03/54

Officers of the Trust
--------------------------
Mark R. Bradley              President and       o Indefinite   Chief Financial         N/A           N/A
120 East Liberty Drive,      Chief Executive       term         Officer, Chief
Wheaton, IL 60187            Officer                            Operating Officer
D.O.B.: 11/57                                                   (December 2010 to
                                                 o Since        Present), First Trust
                                                   inception    Advisors L.P. and
                                                                First Trust Portfolios
                                                                L.P.; Chief Financial
                                                                Officer, BondWave LLC
                                                                (Software Development
                                                                Company/Investment
                                                                Advisor) and
                                                                Stonebridge Advisors
                                                                LLC (Investment
                                                                Advisor)


                                      -21-

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS        OTHER
                                                                                        IN THE FIRST  TRUSTEESHIPS OR
                                                 TERM OF OFFICE                          TRUST FUND    DIRECTORSHIPS
                                                 AND YEAR FIRST                           COMPLEX     HELD BY TRUSTEE
       NAME, ADDRESS            POSITION AND       ELECTED OR    PRINCIPAL OCCUPATIONS  OVERSEEN BY   DURING THE PAST
     AND DATE OF BIRTH       OFFICES WITH TRUST    APPOINTED      DURING PAST 5 YEARS     TRUSTEE         5 YEARS

Erin E. Klassman             Assistant           o Indefinite   Assistant General       N/A           N/A
120 East Liberty Drive,      Secretary             term         Counsel (October 2007
  Suite 400                                                     to Present), Associate
Wheaton, IL 60187                                o Since        Counsel (March 2006 to
D.O.B.: 08/76                                      inception    October 2007), First
                                                                Trust Advisors L.P.
                                                                and First Trust
                                                                Portfolios L.P.;
                                                                Associate Attorney
                                                                (November 2003 to
                                                                March 2006), Doyle &
                                                                Bolotin, Ltd.

James M. Dykas               Treasurer, Chief    o Indefinite   Controller (January     N/A           N/A
120 East Liberty Drive,      Financial Officer     term         2011 to Present),
  Suite 400                  and Chief                          Senior Vice President
Wheaton, IL 60187            Accounting          o Since        (April 2007 to January
D.O.B.: 01/66                Officer               inception    2011), Vice President
                                                                (January 2005 to April
                                                                2007), First Trust
                                                                Advisors L.P. and
                                                                First Trust Portfolios
                                                                L.P.

Rosanne Gatta                Assistant           o Indefinite   Board Liaison           N/A           N/A
120 East Liberty Drive,      Secretary             term         Associate (July 2010
Suite 400                                                       to Present), First
Wheaton, IL 60187                                o Since March  Trust Advisors L.P.
DOB: 7/55                                          2011         and First Trust
                                                                Portfolios L.P.;
                                                                Assistant Vice
                                                                President (February
                                                                2001 to July 2010),
                                                                PNC Global Investment
                                                                Servicing

W. Scott Jardine             Secretary           o Indefinite   General Counsel, First  N/A           N/A
120 East Liberty Drive,                            term         Trust Advisors L.P.
  Suite 400                                                     and First Trust
Wheaton, IL 60187                                o Since        Portfolios L.P.;
D.O.B.: 05/60                                      inception    Secretary, BondWave
                                                                LLC (Software
                                                                Development
                                                                Company/Investment
                                                                Advisor) and
                                                                Stonebridge Advisors
                                                                LLC (Investment
                                                                Advisor)

Daniel J. Lindquist          Vice President      o Indefinite   Senior Vice President   N/A           N/A
120 East Liberty Drive,                            term         (September 2005 to
  Suite 400                                                     Present), Vice
Wheaton, IL 60187                                o Since        President (April 2004
D.O.B.: 02/70                                      inception    to September 2005),
                                                                First Trust Advisors
                                                                L.P. and First Trust
                                                                Portfolios L.P.


                                      -22-

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS        OTHER
                                                                                        IN THE FIRST  TRUSTEESHIPS OR
                                                 TERM OF OFFICE                          TRUST FUND    DIRECTORSHIPS
                                                 AND YEAR FIRST                           COMPLEX     HELD BY TRUSTEE
       NAME, ADDRESS            POSITION AND       ELECTED OR    PRINCIPAL OCCUPATIONS  OVERSEEN BY   DURING THE PAST
     AND DATE OF BIRTH       OFFICES WITH TRUST    APPOINTED      DURING PAST 5 YEARS     TRUSTEE         5 YEARS

Coleen D. Lynch              Assistant Vice      o Indefinite   Assistant Vice          N/A           N/A
120 East Liberty Drive       President             term         President (January
  Suite 400                                                     2008 to Present),
Wheaton, IL 60187                                o Since        First Trust Advisors
D.O.B.: 07/58                                      inception    L.P. and First Trust
                                                                Portfolios L.P.; Vice
                                                                President (May 1998 to
                                                                January 2008), Van
                                                                Kampen Asset
                                                                Management and Morgan
                                                                Stanley Investment
                                                                Management

Kristi A. Maher              Assistant           o Indefinite   Deputy General Counsel  N/A           N/A
120 East Liberty Drive,      Secretary and         term         (May 2007 to Present),
  Suite 400                  Chief Compliance                   Assistant General
Wheaton, IL 60187            Officer             o Assistant    Counsel (March 2004 to
D.O.B.: 12/66                                      Secretary    May 2007), First Trust
                                                   since        Advisors L.P. and
                                                   inception    First Trust Portfolios
                                                                L.P.
                                                 o Chief
                                                   Compliance
                                                   Officer
                                                   since
                                                   January 2011

Roger F. Testin              Vice President      o Indefinite   Senior Vice President   N/A           N/A
120 East Liberty Drive,                            term         (November 2003 to
  Suite 400                                                     Present), First Trust
Wheaton, IL 60187                                o Since        Advisors L.P. and
D.O.B.: 06/66                                      inception    First Trust Portfolios
                                                                L.P.

Stan Ueland                  Vice President      o Indefinite   Vice President (August  N/A           N/A
120 East Liberty Drive,                            term         2005 to Present),
  Suite 400                                                     First Trust Advisors
Wheaton, IL 60187                                o Since        L.P. and First Trust
D.O.B.: 11/70                                      inception    Portfolios L.P; Vice
                                                                President (May 2004 to
                                                                August 2005), BondWave
                                                                LLC (Software
                                                                Development
                                                                Company/Investment
                                                                Advisor)

--------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor of the Fund.

UNITARY BOARD LEADERSHIP STRUCTURE

      Each Trustee serves as a trustee of all open-end and closed-end funds in the First Trust Fund Complex (as defined below), which is known as a "unitary" board leadership structure. Each Trustee currently serves as a trustee of First Trust Series Fund and of First Defined Portfolio Fund, LLC, open-end funds with ten portfolios advised by First Trust; First Trust Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund, First Trust High Income Long/Short Fund and First Trust Energy Infrastructure Fund, closed-end funds advised by First Trust; and the Trust, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, exchange-traded funds with 69 portfolios advised by First Trust (each a "First Trust Fund" and collectively, the "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios or their affiliates. In addition, Mr. Bradley and the other officers of the Trust (other than Stan Ueland and Roger Testin) hold the same positions with the other funds in the First Trust Fund Complex as they hold with the Trust. Mr. Ueland, Vice President of the Trust, serves in the same position for all of the funds in the First Trust Fund Complex with the exception of First Defined Portfolio Fund, LLC, First Trust Series Fund and the closed-end funds. Mr. Testin, Vice President of the Trust, serves in the same position for all funds in the First Trust Fund Complex with the exception of the closed-end funds.

      The management of the Fund, including general supervision of the duties performed for the Fund under the investment management agreement between the Trust, on behalf of the Fund, and the Advisor, is the responsibility of the Board of Trustees. The Trustees of the Trust set broad policies for the Fund, choose the Trust's officers, and hire the Fund's investment advisor and other service providers. The officers of the Trust manage the day to-day operations and are responsible to the Trust's Board. The Trust's Board is composed of four Independent Trustees and one Interested Trustee. The Interested Trustee, James
A. Bowen, serves as the Chairman of the each Board for each First Trust Fund in the First Trust Fund Complex.

      The same five persons serve as Trustees on the Trust's Board and on the Boards of all other First Trust Funds. The unitary board structure was adopted for the First Trust Funds because of the efficiencies it achieves with respect to the governance and oversight of the First Trust Funds. Each First Trust Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the First Trust Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the First Trust Funds, including among the First Trust exchange-traded funds, the Board of the First Trust Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all First Trust Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which will, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Funds' business.

      Annually, the Board reviews its governance structure and the committee structures, their performance and functions and reviews any processes that would enhance Board governance over the Funds' business. The Board has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the First Trust Fund Complex as a whole.

      In order to streamline communication between the Advisor and the Independent Trustees and create certain efficiencies, each Board has a Lead

Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Advisor, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Funds' service providers, particularly the Advisor; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves a two year term or until his successor is selected.

      The Board has established four standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board and its committees meet frequently throughout the year to oversee the Funds' activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements, and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings (other than meetings of the Executive Committee). Generally, each Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law.

      The three committee Chairmen and the Lead Independent Trustee rotate every two years in serving as Chairman of the Audit Committee, the Nominating and Governance Committee or the Valuation Committee, or as Lead Independent Trustee. The Lead Independent Trustee also serves on the Executive Committee with the Interested Trustee.

      The four standing committees of the First Trust Fund Complex are: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By Laws. Such Committee is also responsible for the declaration and setting of dividends. Mr. Keith and Mr. Bowen are members of the Executive Committee.

      The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Trust's Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including shareholders. The Board of Trustees adopted a mandatory retirement age of 72 for Trustees, beyond which age Trustees are ineligible to serve. The Committee will not consider new trustee candidates who are 72 years of age or older. When a vacancy on the Board of Trustees of a First Trust Fund occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Trust's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (ii) a full description of the proposed candidate's background, including their education, experience, current employment and date of birth; (iii) names and addresses of at least three professional references for the candidate; (iv) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (v) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chairman of the Nominating and Governance Committee and the counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination.

      The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee.

      The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee.

RISK OVERSIGHT

      As part of the general oversight of the Fund, the Board is involved in the risk oversight of the Fund. The Board has adopted and periodically reviews policies and procedures designed to address the Fund's risks. Oversight of investment and compliance risk, including oversight of any sub-advisors, is performed primarily at the Board level in conjunction with the Advisor's investment oversight group and the Trust's Chief Compliance Officer ("CCO"). Oversight of other risks also occurs at the committee level. The Advisor's investment oversight group reports to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to sub-advisors and their operations and processes. The Board reviews reports on the Fund's and the service providers' compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Fund's and the service providers' compliance program. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Advisor the Fund's major financial risk exposures and the steps the Advisor has taken to monitor and control these exposures, including the Fund's risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Fund. The Valuation Committee monitors valuation risk and compliance with the Fund's Valuation Procedures and oversees the pricing agents and actions by the Advisor's Pricing Committee with respect to the valuation of portfolio securities.

      Not all risks that may affect the Fund or the First Trust Subsidiary can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Advisor or other service providers. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve the Fund's goals. As a result of the foregoing and other factors, the Fund's ability to manage risk is subject to substantial limitations.

BOARD DIVERSIFICATION AND TRUSTEE QUALIFICATIONS

      As described above, the Nominating and Governance Committee of each Board oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability, and if qualifying as an Independent Trustee, independence from the Advisor, sub-advisors, underwriters or other service providers, including any affiliates of these entities.

      Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a trustee in light of the Fund's business and structure.

      Richard E. Erickson, M.D., is an orthopedic surgeon and President of Wheaton Orthopedics. He also has been a co-owner and director of a fitness center and a limited partner of two real estate companies. Dr. Erickson has served as a Trustee of each First Trust Fund since its inception. Dr. Erickson has also served as the Lead Independent Trustee (2008 - 2009), Chairman of the Nominating and Governance Committee (2003 - 2007) and Chairman of the Valuation Committee (June 2006 - 2007 and 2010 - 2011) of the First Trust Funds. He currently serves as Chairman of the Audit Committee (since January 1, 2012) of the First Trust Funds.

      Thomas R. Kadlec is President of ADM Investor Services Inc. ("ADMIS"), a futures commission merchant and wholly-owned subsidiary of the Archer Daniels Midland Company ("ADM"). Mr. Kadlec has been employed by ADMIS and its affiliates since 1990 in various accounting, financial, operations and risk management capacities. Mr. Kadlec serves on the boards of several international affiliates of ADMIS and is a member of ADM's Integrated Risk Committee, which is tasked with the duty of implementing and communicating enterprise-wide risk management. Mr. Kadlec has served as a Trustee of each First Trust Fund, except First Defined Portfolio Fund, LLC, since its inception. He has served as a Trustee of First Defined Portfolio Fund, LLC since 2004. Mr. Kadlec also served on the Executive Committee from the organization of the first First Trust closed-end fund in 2003 until he was elected as the first Lead Independent Trustee in December 2005, serving as such through 2007. He also served as Chairman of the Valuation Committee (2008 - 2009), Chairman of the Audit Committee (2010 - 2011) and he currently serves as Chairman of the Nominating and Governance Committee (since January 1, 2012) of the First Trust Funds.

      Robert F. Keith is President of Hibs Enterprises, a financial and management consulting firm. Mr. Keith has been with Hibs Enterprises since 2003. Prior thereto, Mr. Keith spent 18 years with ServiceMaster and Aramark, including three years as President and COO of ServiceMaster Consumer Services, where he led the initial expansion of certain products overseas, five years as President and COO of ServiceMaster Management Services and two years as President of Aramark ServiceMaster Management Services. Mr. Keith is a certified public accountant and also has held the positions of Treasurer and Chief Financial Officer of ServiceMaster, at which time he oversaw the financial aspects of ServiceMaster's expansion of its Management Services division in to Europe, the Middle East and Asia. Mr. Keith has served as a Trustee of the First Trust Funds since June 2006. Mr. Keith has also served as the Chairman of the Audit Committee (2008 - 2009) and Chairman of the Nominating and Governance Committee (2010 - 2011) of the First Trust Funds. He currently serves as Lead Independent Trustee and on the Executive Committee (since January 1, 2012) of the First Trust Funds.

      Niel B. Nielson, Ph.D., has served as the President of Covenant College since 2002. Mr. Nielson formerly served as a partner and trader (of options and futures contracts for hedging options) for Ritchie Capital Markets Group (1996 -
1997), where he held an administrative management position at this proprietary derivatives trading company. He also held prior positions in new business development for ServiceMaster Management Services Company, and in personnel and human resources for NationsBank of North Carolina, N.A. and Chicago Research and Trading Group, Ltd. ("CRT"). His international experience includes serving as a director of CRT Europe, Inc. for two years, directing out of London all aspects of business conducted by the U.K. and European subsidiary of CRT. Prior to that, Mr. Nielson was a trader and manager at CRT in Chicago. Mr. Nielson has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999. Mr. Nielson has also served as the Chairman of the Audit Committee (2003 - 2006), Chairman of the Nominating and Governance Committee (2008 - 2009) and Lead Independent Trustee (2010 - 2011) and currently serves as Chairman of the Valuation Committee (since January 1, 2012) of the First Trust Funds.

      James A. Bowen is Chief Executive Officer of First Trust Advisors L.P. and First Trust Portfolios L.P. and until January 23, 2012, also served as President and Chief Executive Officer of the First Trust Funds. Mr. Bowen is involved in the day-to-day management of the First Trust Funds and serves on the Executive Committee. He has over 26 years of experience in the investment company business in sales, sales management and executive management. Mr. Bowen has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999.

      Each Independent Trustee is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses incurred in connection with all meetings. Each Chairman and the Lead Independent Trustee will serve a two year term expiring December 31, 2013 before rotating to serve as a Chairman of another Committee or as Lead Independent Trustee.

      The following table sets forth the estimated compensation (including reimbursement for travel and out-of-pocket expenses) to be paid by the Trust and the actual compensation paid by the First Trust Fund Complex for the calendar year ended December 31, 2011, respectively. The Trust has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.

                            ESTIMATED COMPENSATION           TOTAL COMPENSATION FROM
NAME OF TRUSTEE                FROM THE FUND(1)          THE FIRST TRUST FUND COMPLEX(2)
Richard E. Erickson                    $                             $177,025
Thomas R. Kadlec                       $                             $178,750
Robert F. Keith                        $                             $177,025
Niel B. Nielson                        $                             $187,707

--------------------

(1) The estimated compensation to be paid to the Independent Trustees for a full fiscal year for services to the Fund.

(2) The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2011 for services to the ten portfolios of First Defined Portfolio Fund, LLC and First Trust Series Fund, open-end funds, 12 closed-end funds and 60 series of the First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, all advised by First Trust.

      The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by the Trustees in the First Trust Fund Complex as of ____________:


                                                               AGGREGATE DOLLAR RANGE OF
                                                                 EQUITY SECURITIES IN
                               DOLLAR RANGE OF            ALL REGISTERED INVESTMENT COMPANIES
                              EQUITY SECURITIES            OVERSEEN BY TRUSTEE IN THE FIRST
                                 IN THE FUND                             TRUST
TRUSTEE                    (NUMBER OF SHARES HELD)                   FUND COMPLEX
Interested Trustee
James Bowen                         None
Independent Trustees
Richard Erickson                    None
Thomas Kadlec                       None
Robert Keith                        None
Niel Nielson                        None

      As of _________, 2012 the Independent Trustees of the Trust and immediate family members do not own beneficially or of record any class of securities of an investment advisor or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

      As of _________, 2012 the officers and Trustees, in the aggregate, owned less than 1% of the Shares of the Fund.

      As of _________, 2012 First Trust Portfolios was the sole shareholder of the Fund. As sole shareholder, First Trust Portfolios has the ability to control the outcome of any item presented to shareholders for approval.

      Investment Advisor. The Board of Trustees of the Trust, including the Independent Trustees, approved an investment management agreement (the "Investment Management Agreement") for the Fund for an initial two-year term at a meeting held on [_________, 2012]. The Board of Trustees determined that the Investment Management Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board of Trustees considered to be relevant in the exercise of its reasonable business judgment.

      Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust will manage the investment of the Fund's assets and will be responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual management fee equal to 0.__% of its average daily net assets.

      First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Fund. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities subject to the policies of the Board of Trustees.

     First Trust provides investment tools and portfolios for advisors and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

     First Trust acts as investment advisor for and manages the investment and reinvestment of the assets of the Fund. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

      Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until two years after the initial issuance of Fund Shares, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Fund.

Portfolio Managers.

                               POSITION WITH              LENGTH OF SERVICE       PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST        DURING PAST FIVE YEARS

John Gambla                    Senior Portfolio Manager   Since [      ]          Senior Portfolio Manager,
                                                                                  First Trust Advisors L.P.; Co
                                                                                  Chief Investment Officer,
                                                                                  Nuveen HydePark Group LLC

Rob A. Guttschow               Senior Portfolio Manager   Since [      ]          Senior Portfolio Manager,
                                                                                  First Trust Advisors L.P.; Co
                                                                                  Chief Investment Officer,
                                                                                  Nuveen HydePark Group LLC

Daniel J. Lindquist            Senior Vice President      Since 2004              Senior Vice President
                                                                                  (September 2005 to Present),
                                                                                  Vice President (April 2004 to
                                                                                  September 2005), First Trust
                                                                                  Advisors L.P. and First Trust
                                                                                  Portfolios L.P.

Jon C. Erickson                Senior Vice President      Since 1997              Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

David G. McGarel               Chief Investment Officer   Since 1997               Chief Investment Officer
                               and Senior Vice President                          (June 2012, to present),
                                                                                  Senior Vice President, First
                                                                                  Trust Advisors L.P.  and First
                                                                                  Trust Portfolios L.P.

Roger F. Testin                Senior Vice President      Since 2001              Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

      John Gambla: Mr. Gambla is a senior portfolio manager for the Alternative and Equity Investment Team at First Trust.

      Rob A. Guttschow: Mr. Guttschow is a senior portfolio manager for the Alternative and Equity Investment Team at First Trust.

      Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Fund's investment strategies.

      Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

      David G. McGarel: As First Trust's Chief Investment Officer, Mr. McGarel consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

      Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Fund's portfolio.

      No member of the Investment Committee beneficially owns any Shares of the Fund.

      Compensation. The portfolio managers are compensated with an industry competitive salary and a year-end discretionary bonus based on client service, asset growth and the performance of the Fund. Each portfolio manager's performance is formally evaluated annually based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios in the strategy the portfolio manager manages relative to the strategy's general benchmark.

      The Investment Committee manages the investment vehicles (other than the series of the Trust) with the number of accounts and assets, as of December 31, 2011, set forth in the table below:

                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                                       REGISTERED INVESTMENT        OTHER POOLED
                                             COMPANIES           INVESTMENT VEHICLES
                                        NUMBER OF ACCOUNTS       NUMBER OF ACCOUNTS      OTHER ACCOUNTS NUMBER OF
INVESTMENT COMMITTEE MEMBER                 ($ ASSETS)               ($ ASSETS)            ACCOUNTS ($ ASSETS)

John Gambla

Rob A. Guttschow

Roger F. Testin

Jon C. Erickson

David G. McGarel

Daniel J. Lindquist

--------------------

      None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Fund's investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Fund and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Fund and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Fund and other accounts managed by the Investment Committee.

                             BROKERAGE ALLOCATIONS

      First Trust is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.

      Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as "soft dollars." First Trust has advised the Board of Trustees that it does not currently intend to use soft dollars.

      Notwithstanding the foregoing, in selecting brokers, First Trust may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. In addition, First Trust must determine that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement provides that such higher commissions will not be paid by the Fund unless the Advisor determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to First Trust under the Investment Management Agreement would not be reduced as a result of receipt by First Trust of research services.

      First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Fund. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

          CUSTODIAN, ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

      Custodian, Administrator, Fund Accountant and Transfer Agent. [______________________] ("_____"), as custodian for the Fund pursuant to a
Custodian Agreement, holds the Fund's assets. Also, pursuant to an Administrative Agency Agreement, _____ provides certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions and certain other books and records; acting as liaison with the Fund's independent registered public accounting firm by providing such accountant with various audit-related information with respect to the Fund; and providing other continuous accounting and administrative services. _____ also serves as the Fund's transfer agent pursuant to a ___________ Agreement. _____ is located at [_______________________].

      Pursuant to the Administrative Agency Agreement, the Trust on behalf of the Fund has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

      Pursuant to the Fund Administration and Accounting Agreement between _____ and the Trust, the Fund has agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by _____ in the performance of its duties.

      Distributor. First Trust Portfolios is the distributor (the "Distributor") and principal underwriter of the Shares of the Fund. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

      The Advisor may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of Shares. The Advisor's available resources to make these payments may include profits from advisory fees received from the Fund. The services the Advisor may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

      12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Fund may reimburse the Distributor up to a maximum annual rate of 0.25% its average daily net assets.

      Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

      The Plan was adopted in order to permit the implementation of the Fund's method of distribution. However, no such fee is currently paid by the Fund, and pursuant to a contractual agreement, the Fund will not pay 12b-1 fees any time before ___________.

      Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority ("FINRA").

      The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      The Distributor shall enter into agreements with participants that utilize the facilities of the Depository Trust Company (the "DTC Participants"), which have international, operational, capabilities and place orders for Creation Unit Aggregations of Fund Shares. Participating Parties (as defined in "Creation and Redemption of Creation Unit Aggregations" below) shall be DTC Participants (as defined in "Additional Information" below).

      Exchange. The only relationship that the Exchange has with First Trust or the Distributor of the Fund in connection with the Fund is that the Exchange will list the Shares of the Fund and disseminates the intra-day portfolio values that are calculated by the IPV Calculator pursuant to its listing agreement with the Trust. The Exchange is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.

                             ADDITIONAL INFORMATION

      Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "How to Buy and Sell Shares-Book Entry."

      DTC Acts as Securities Depository for Fund Shares. Shares of the Fund are represented by securities registered in the name of The Depository Trust Company ("DTC") or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

      DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the "NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

      Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

      Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

      Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

      The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

      DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

      Intra-Day Portfolio Value. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated every 15 seconds throughout its trading day, provided, that upon the closing of such non-U.S. exchange the closing price of the security will be used throughout the remainder of the business day where the markets remain open. These exchange rates may differ from those used by First Trust and consequently result in intra-day portfolio values that may vary. Furthermore, in calculating the intra-day portfolio values of the Fund's Shares, the exchange rates used throughout the day (9:00 a.m. to 4:15 p.m. Eastern Time) shall be those that are deemed to be most appropriate.

                      PROXY VOTING POLICIES AND PROCEDURES

      The Board has delegated to First Trust the proxy voting responsibilities for the Fund and has directed First Trust to vote proxies consistent with the Fund's best interests. First Trust has engaged the services of ISS Governance Services, a division of RiskMetrics Group, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available upon request and without charge on the Fund's website at http://www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

      Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q. Form N-Q for the Trust is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or by writing to First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

      Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund's portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of the Fund. The Fund's portfolio holdings are also available on the Fund's website at http://www.ftportfolios.com. The Trust, First Trust and _____ will not disseminate non-public information concerning the Trust.

      Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes of Ethics are on public file with, and are available from, the SEC.

             CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

      Creation. The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

      A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Fund may consist of (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or
(ii) a designated portfolio of equity securities determined by First Trust--the "Deposit Securities"--per each Creation Unit Aggregation ("Fund Securities") and generally an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component (including the cash in lieu amount) constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

      The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

      The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business of the NYSE (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

      Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

      The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by First Trust with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit or resulting from certain corporate actions.

      In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

      Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below), and have international operational capabilities. A DTC Participant is also referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

      All orders to create Creation Unit Aggregations must be received by the transfer agent no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern Time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the transfer agent no later than 3:00 p.m. Eastern Time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available, which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement, as described below. Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the transfer agent or an Authorized Participant.

      For non-U.S. Securities, Deposit Securities must be delivered to an account maintained at the applicable local subcustodian of the Trust on or before the International Contractual Settlement Date (as defined below). If a Deposit Security is an ADR or similar domestic instrument, it may be delivered to the Custodian. The Authorized Participant must also pay on or before the International Contractual Settlement Date immediately available or same-day funds estimated by Trust to be sufficient to pay the Cash Component next determined after acceptance of the Creation Order, together with the applicable Creation Transaction Fee (as defined below) and additional variable amounts, as described below. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement (as described below).

      All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those persons placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

      Placement of Creation Orders. In order to redeem Creation Units of the Fund, an Authorized Participant must submit an order to redeem for one or more Creation Units. All such orders must be received by the Fund's transfer agent in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern Time) in order to receive that day's closing NAV per share. Orders must be placed in proper form by or through an Authorized Participant, which is a DTC Participant, i.e., a subcustodian of the Trust. Deposit Securities must be delivered to the Trust through DTC or NSCC, and Deposit

Securities which are non-U.S. securities must be delivered to an account maintained at the applicable local subcustodian of the Trust on or before the International Contractual Settlement Date, as defined below. If a Deposit Security is an ADR or similar domestic instrument, it may be delivered to the Custodian. The Authorized Participant must also pay on or before the International Contractual Settlement Date immediately available or same-day funds estimated by Trust to be sufficient to pay the Cash Component next determined after acceptance of the Creation Order, together with the applicable Creation Transaction Fee and additional variable amounts, as described below. The "International Contractual Settlement Date" is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to the Fund or (ii) the latest day for settlement on the customary settlement cycle in the jurisdiction(s) where any of the securities of such Fund are customarily traded. A custom order may be placed by an Authorized Participant in the event that the Fund permits or requires the substitution of an amount of cash to be added to the Cash Component (if applicable) to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason.

      The Authorized Participant must also make available no later than 2:00 p.m., Eastern Time, on the International Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

     A Creation Unit Aggregation will not be issued until the transfer of good title to the Trust of the portfolio of Deposit Securities, the payment of the Cash Component, the payment of any other cash amounts and the Creation Transaction Fee (as defined below) have been completed. When the required Deposit Securities which are U.S. securities must be delivered to the Trust through DTC or NSCC, and Deposit Securities which are non-U.S. securities have been delivered to the Custodian and each relevant subcustodian confirms to Custodian that the required Deposit Securities which are non-U.S. securities (or, when permitted in the sole discretion of Trust, the cash in lieu thereof) have been delivered to the account of the relevant subcustodian, the Custodian shall notify Distributor and the transfer agent which, acting on behalf of the Trust, will issue and cause the delivery of the Creation Unit Aggregations. The Trust may in its sole discretion permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. If the Distributor, acting on behalf of the Trust, determines that a "cash in lieu" amount will be accepted, the Distributor will notify the Authorized Participant and the transfer agent, and the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the "cash in lieu" amount, with any appropriate adjustments as advised by the Trust as discussed below.

      In the event that an order for a Creation Unit is incomplete on the International Contractual Settlement Date because certain or all of the Deposit Securities are missing, the Trust may issue a Creation Unit notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by an Additional Cash Deposit with respect undelivered Deposit Securities. The Trust may permit, in its discretion, the Authorized Participant to substitute a different security in lieu of depositing some or all of the Deposit Securities. Substitution of cash or a different security might be permitted or required, for example, because one or more Deposit Securities may be unavailable in the quantity needed or may not be eligible for trading by the Authorized Participant due to local trading restrictions or other restrictions.

      To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of the Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115% which First Trust may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

      Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to the Fund if: (i) the order is not in proper form;
(ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust, the Fund or the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. In addition, an order may be rejected for practical reasons such as the imposition by a foreign government or a regulatory body of controls, or other monetary, currency or trading restrictions that directly affect the portfolio securities held or systems failures involving computer or other information systems affecting any relevant sub-custodian. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

      All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

      Creation Transaction Fee. Purchasers of Creation Units must pay a creation transaction fee (the "Creation Transaction Fee") that is currently $_______. The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

      Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities.

      Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the transfer agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. A redeeming beneficial owner must maintain appropriate security arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which any of the portfolio securities are customarily traded. If such arrangements cannot be made, or it is not possible to effect deliveries of the portfolio securities in a particular jurisdiction or under certain other circumstances (for example, holders may incur unfavorable tax treatment in some countries if they are entitled to receive "in-kind" redemption proceeds), Fund Shares may be redeemed for cash at the discretion of First Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur customary brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

      With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE (currently 9:30 a.m. Eastern Time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

      Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable Redemption Transaction Fee as listed below and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference plus, the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes is required to be made by or through an Authorized Participant by the redeeming shareholder.

      The right of redemption may be suspended or the date of payment postponed
(i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

      Redemption Transaction Fee. Parties redeeming Creation Units must pay a redemption transaction fee (the "Redemption Transaction Fee") that is currently $________. The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

      Placement of Redemption Orders. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of the Fund is deemed received by the Trust on the Transmittal Date if: (i) such order is received by _____ (in its capacity as transfer agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to _____; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

      Under the 1940 Act, the Fund would generally be required to make payment of redemption proceeds within seven days after a security is tendered is redemption. However, because the settlement of redemptions of Fund Shares is contingent not only on the settlement cycle of the United States securities markets, but also on delivery cycles of foreign markets, the Fund's redemption proceeds must be paid within the maximum number of calendar days required for such payment or satisfaction in the principal local foreign markets where transactions in portfolio securities customarily clear and settle, but no later than 12 calendar days following tender of a Creation Unit Aggregation, according to the Investment Company Act Release Nos. 27812 (April 30, 2007) (notice) and 27848 (May 30, 2007) (order). Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

      In connection with taking delivery of shares of Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

      To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's transfer agent, the transfer agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which First Trust may change from time to time, of the value of the missing shares.

      The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by _____ and marked to market daily, and that the fees of _____ and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

      The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by _____ according to the procedures set forth in this SAI under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to _____ by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to _____ prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by _____ on such Transmittal Date. If, however, a redemption order is submitted to _____ by a DTC Participant not later than the Closing Time on the Transmittal Date but either

(i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to _____ by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

      If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.

      Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

      Because the Portfolio Securities of the Fund may trade on the relevant exchange(s) on days that the listing exchange for the Fund is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of such Fund, or purchase and sell shares of such Fund on the listing exchange for the Fund, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

                              FEDERAL TAX MATTERS

      This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

      This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

      As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

      The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

      To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

      Income from commodities is generally not qualifying income for RICs. The Fund intends to treat any income it may derive from commodity-linked derivatives (other than derivatives described in Revenue Rulings 2006-1 and 2006-31) received from the First Trust Subsidiary as "qualifying income" for RICs, based on numerous PLRs provided to third parties not associated with the Fund or its affiliates (which only those parties may cite as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the IRS suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this Prospectus. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

      The Fund has undertaken to not hold more than 25% of its assets in the First Trust Subsidiary at the end of any quarter. If the Fund fails to limit itself to the 25% ceiling and fails to correct the issue within 30 days after the end of the quarter, the Fund may fail the RIC diversification tests described above.

      As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

      Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a RIC, the Fund will be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits will be taxed to you as dividend income, which, in general and subject to limitations under the Code, under current law will constitute qualified dividend income in the case of individual shareholders and would be eligible for corporate dividends received deduction. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund would be required to distribute to you its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, then the Fund would be required to elect to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to taxation on such net built-in gain in existence at the time of the reelection recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

DISTRIBUTIONS

      Dividends paid out of the Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by the Fund from foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

      These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2013. The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

      Under the "Health Care and Education Reconciliation Act of 2010," income from the Fund may also be subject to a new 3.8% "Medicare tax" imposed for taxable years beginning after 2012. This tax will generally apply to net investment income if the taxpayer's adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

      A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

      Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

      Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

      Upon the sale or other disposition of Shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

      Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

      If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND INVESTMENTS

      Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

      The First Trust Subsidiary's transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the First Trust Subsidiary to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirements for avoiding excise taxes.

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

      If the Fund holds an equity interest in any PFICs, which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

BACKUP WITHHOLDING

      The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2013, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

      U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

      Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

      Subject to the FATCA discussion below, distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. If a non-U.S. shareholder is an entity, subject to the FATCA discussion below, a disposition of shares in the Fund would not normally be subject to U.S. taxation unless the gains are effectively connected to a U.S. trade or business.

      In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return.

      Income Effectively Connected. If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

FATCA

      In addition to the rules described above concerning the potential imposition of withholding on payments to non-U.S. investors, distributions made after December 31, 2013, to non-U.S. investors that are "financial institutions" may be subject to a withholding tax of 30% unless either (i) an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or (ii) the jurisdiction in which the non-U.S. investor is resident for tax purposes has entered into an agreement with the IRS to collect and provide the information otherwise required. For these purpose, a "financial institution" means any entity that (i) accepts deposits in the ordinary course of a banking or similar business, (ii) holds financial assets for the account of others as a substantial portion of its business, or (iii) is engage (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities.

      Distributions to non-financial non-U.S. entities (other than publicly traded foreign entities, entities owned by residents of U.S. possessions, foreign governments, international organizations, or foreign central banks) after December 31, 2013, will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.

      If a non-U.S. investor would be subject to the withholding on distributions described in the two preceding paragraphs, dispositions of shares in the Fund may also be subject to U.S. withholding after December 31, 2014.

OTHER TAXATION

      Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

                              DETERMINATION OF NAV

      The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

      The per share NAV of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Under normal circumstances, daily calculation of the NAV will utilize the last closing price of each security held by the Fund at the close of the market on which such security is principally listed. In determining NAV, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

            (1) Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ(R) and the London Stock Exchange Alternative Investment Market ("AIM") will be valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ(R) or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ(R) and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

            (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

            (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts will be valued at the mean between the last bid and asked price. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

            (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

      In addition, the following types of securities will be valued as follows:

            (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair value is based on prices of comparable securities.

            (2) Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis.

            (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

      The value of any portfolio security held by the Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

      Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

      Valuing the Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

      Because foreign markets may be open on different days than the days during which a shareholder may purchase the Shares of the Fund, the value of the Fund's investments may change on the days when shareholders are not able to purchase the Shares of the Fund.

      The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates in effect at the time of valuation.

      The Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.

                          DIVIDENDS AND DISTRIBUTIONS

      The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

      General Policies. Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

      Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

      Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

                           MISCELLANEOUS INFORMATION

      Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

      Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 111
S. Wacker Drive, Chicago, Illinois 60606 serves as the Fund's independent registered public accounting firm. The firm audits the Fund's financial statements and performs other related audit services.

                      First Trust Exchange-Traded Fund VII
                           PART C - OTHER INFORMATION


ITEM 28.       EXHIBITS


EXHIBIT NO.    DESCRIPTION

      (a) (1) Declaration of Trust of the Registrant and Establishment and Designation of Series Attached Thereto as Schedule A. (1)

      (b)   By-Laws of the Registrant. (1)

      (c)   Not Applicable.

      (d)   (1) Investment Management Agreement. (2)

      (e)   Distribution Agreement. (2)

      (f)   Not Applicable.

      (g) Custody Agreement between the Registrant and The Bank of New York Mellon. (2)

      (h) (1) Transfer Agency Agreement between the Registrant and The Bank of New York Mellon. (2)

            (2) Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon. (2)

            (3) Subscription Agreement. (2)

            (4) Participant Agreement. (2)

      (i) (1) Opinion and Consent of Bingham McCutchen LLP dated June 13, 2012. (2)

            (2) Opinion and Consent of Chapman and Cutler LLP dated June 13, 2012. (2)

      (j)   Consent of Independent Registered Public Accounting Firm. (2)

      (k)   Not Applicable.

      (l)   Not Applicable.

      (m)   12b-1 Distribution and Service Plan. (2)

      (n)   Not Applicable.

      (o)   Not Applicable.

      (p) (1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on January 1, 2009. (2)

            (2) First Trust Funds Code of Ethics, amended on January 1, 2009.
            (2)

      (q) Powers of Attorney for Messrs. Bowen, authorizing James A. Bowen, Mark R. Bradley, W. Scott Jardine, Kristi A. Maher and Eric F. Fess to execute the Registration Statement. (2)

__________________

(1) Filed herewith.

(2) To be filed by amendment.


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.


ITEM 30. INDEMNIFICATION

      Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      First Trust Advisors L.P. ("First Trust"), investment adviser to the Registrant, serves as adviser or subadviser to 14 mutual funds, 70 exchange-traded funds and 12 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

      The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 120 East Liberty Drive, Wheaton, Illinois 60187.

      Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST              EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Chief Executive Officer         Chief Executive Officer (since December 2010) and
                                                President (prior to December 2010), FTP; Chairman of
                                                the Board of Directors, BondWave LLC and Stonebridge
                                                Advisors LLC

Ronald D. McAlister, Managing Director          Managing Director, FTP

Mark R. Bradley, Chief Financial Officer/       Chief Financial Officer and Chief Operating Officer
Chief Operating Officer                         (since December 2010), FTP; Chief Financial Officer,
                                                BondWave LLC and Stonebridge Advisors LLC




NAME AND POSITION WITH FIRST TRUST              EMPLOYMENT DURING PAST TWO YEARS

Robert  F. Carey, Chief Market Strategist and   Senior Vice President, FTP
Senior Vice President

W. Scott  Jardine,  General  Counsel and        Secretary and General Counsel, FTP; Secretary
Secretary                                       of BondWave LLC and Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel         Deputy General Counsel, FTP

Erin Klassman, Assistant General Counsel        Assistant General Counsel, FTP

John Vasko, Assistant General Counsel           Assistant General Counsel, FTP

Amy  Lum,  Assistant  General  Counsel          Assistant General Counsel (since November 2010),
                                                FTP; Of Counsel, The Law Offices of Beau T. Grieman
                                                (August 2009 to March 2010); Associate, Perkins
                                                Coie  (April  2008 to August 2009)

Lisa  Weier,  Assistant General Counsel         Assistant General Counsel (since January 2011),
                                                FTP; Associate, Chapman and Cutler LLP

Heidemarie Gregoriev, Compliance Counsel        Compliance Counsel (since October 2011), FTP; Of
                                                Counsel, Vedder Price P.C.

R. Scott Hall, Managing Director                Managing Director, FTP

Andrew S. Roggensack, President                 Managing Director and President (since December
                                                2010), FTP

Kathleen Brown, Senior Vice President and       CCO and Senior Vice President, FTP
Chief Compliance Officer

Elizabeth H. Bull, Senior Vice President        Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President     Senior Vice President, FTP

Jane Doyle, Senior Vice President               Senior Vice President, FTP

James M. Dykas, Senior Vice President and       Senior Vice President and Controller
Controller                                      (since December 2010), FTP

Jon C. Erickson, Senior Vice President          Senior Vice President, FTP

Ken Fincher, Senior Vice President              Senior Vice President, FTP

Scott Fries, Senior Vice President              Vice President, FTP



NAME AND POSITION WITH FIRST TRUST              EMPLOYMENT DURING PAST TWO YEARS

Rosanne Gatta, Board Liaison Associate          Board Liaison Associate (July 2010 to Present), FTP;
                                                Assistant Vice President (July 2010 to February
                                                2011), PNC Global Investment Servicing

Kenneth N. Hass, Senior Vice President          Senior Vice President, FTP

Jason T. Henry, Senior Vice President           Senior Vice President, FTP

William Housey, Senior Vice President           Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President      Senior Vice President, FTP

David G. McGarel, Chief Investment Officer      Senior Vice President, FTP
and Senior Vice President

Mitchell Mohr, Senior Vice President            Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President     Senior Vice President, FTP

Alan M. Rooney, Senior Vice President           Senior Vice President, FTP

Roger F. Testin, Senior Vice President          Senior Vice President, FTP

Peter Fasone, Vice President                    Vice President, FTP

Christina Knierim, Senior Vice President        Vice President, FTP

Brad Bradley, Vice President                    Vice President, FTP

Chris Fallow, Vice President                    Vice President, FTP

Todd Larson, Vice President                     Vice President, FTP

Ronda L. Saeli-Chiappe, Vice President          Vice President, FTP

Stan Ueland, Vice President                     Vice President, FTP

Katherine Urevig, Vice President                Vice President, FTP

Katie D. Collins, Assistant Vice President      Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President    Assistant Vice President, FTP

Coleen D. Lynch, Assistant Vice President       Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President        Assistant Vice President, FTP

John H. Sherren, Assistant Vice President       Assistant Vice President, FTP




NAME AND POSITION WITH FIRST TRUST              EMPLOYMENT DURING PAST TWO YEARS

Brian Wesbury, Chief Economist                  Senior Vice President, FTP

Rob Stein, Senior Economist                     Vice President, FTP


ITEM 32.       PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded AlphaDEX(R) Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(R) Fund II, First Trust Series Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

      (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                      POSITIONS AND OFFICES           POSITIONS AND
BUSINESS ADDRESS*                       WITH UNDERWRITER                OFFICES WITH FUND

The Charger Corporation                 General Partner                 None

Grace Partners of DuPage L.P.           Limited Partner                 None

James A. Bowen                          Chief Executive Officer         Trustee and Chairman of the
                                                                        Board

Mark R. Bradley                         Chief Financial Officer/Chief   President and Chief Executive
                                        Operating Officer               Officer


James M. Dykas                          Senior Vice President/          Treasurer, Chief Financial
                                        Controller                      Officer and Chief Accounting
                                                                        Officer

Frank L. Fichera                        Managing Director               None

Russell J. Graham                       Managing Director               None

R. Scott Hall                           Managing Director               None

Ronald D. McAlister                     Managing Director               None

Richard A. Olson                        Managing Director               None

Andrew S. Roggensack                    Managing Director/President     None

W. Scott Jardine                        Secretary and General Counsel   Secretary




NAME AND PRINCIPAL                      POSITIONS AND OFFICES           POSITIONS AND
BUSINESS ADDRESS*                       WITH UNDERWRITER                OFFICES WITH FUND

Kristi A. Maher                         Deputy General Counsel          Chief Compliance Officer and
                                                                        Assistant Secretary

Erin Klassman                           Assistant General Counsel       Assistant Secretary

John Vasko                              Assistant General Counsel       None

Amy Lum                                 Assistant General Counsel       None
Lisa Weier                              Assistant General Counsel       None
Heidemarie Gregoriev                    Compliance Counsel              None

Dan Affeto                              Senior Vice President           None

Bob Bartel                              Senior Vice President           None

Elizabeth H. Bull                       Senior Vice President           None

Robert F. Carey                         Senior Vice President           None

Patricia L. Costello                    Senior Vice President           None

Christopher L. Dixon                    Senior Vice President           None

Jane Doyle                              Senior Vice President           None

Jon C. Erickson                         Senior Vice President           None

Ken Fincher                             Senior Vice President           None

Scott Fries                             Senior Vice President           None

Rosanne Gatta                           Board Liaison Associate         Assistant Secretary

Kenneth N. Hass                         Senior Vice President           None

Jason T. Henry                          Senior Vice President           None

William Housey                          Senior Vice President           None

Rich Jaeger                             Senior Vice President           None

Christian D. Jeppesen                   Senior Vice President           None

Christopher A. Lagioia                  Senior Vice President           None

Daniel J. Lindquist                     Senior Vice President           Vice President




NAME AND PRINCIPAL                      POSITIONS AND OFFICES           POSITIONS AND
BUSINESS ADDRESS*                       WITH UNDERWRITER                OFFICES WITH FUND

David G. McGarel                        Senior Vice President           None

Mark R. McHenney                        Senior Vice President           None

Mitchell Mohr                           Senior Vice President           None

Paul E. Nelson                          Senior Vice President           None

Steve R. Nelson                         Senior Vice President           None

Robert M. Porcellino                    Senior Vice President           None

Steven R. Ritter                        Senior Vice President           None

Alan Rooney                             Senior Vice President           None

Francine Russell                        Senior Vice President           None

Brad A. Shaffer                         Senior Vice President           None

Brian Sheehan                           Senior Vice President           None

Andrew C. Subramanian                   Senior Vice President           None

Mark P. Sullivan                        Senior Vice President           None

Roger F. Testin                         Senior Vice President           Vice President

Gregory E. Wearsch                      Senior Vice President           None

Patrick Woelfel                         Senior Vice President           None

Kathleen Brown                          Senior Vice President; Chief    None
                                        Compliance Officer

Jonathan Ackerhalt                      Vice President                  None

Lance Allen                             Vice President                  None

Jeff Ambrose                            Vice President                  None

Kyle Baker                              Vice President                  None

Carlos Barbosa                          Vice President                  None

Andrew Barnum                           Vice President                  None

Michael Bean                            Vice President                  None




NAME AND PRINCIPAL                      POSITIONS AND OFFICES           POSITIONS AND
BUSINESS ADDRESS*                       WITH UNDERWRITER                OFFICES WITH FUND

Dan Blong                               Vice President                  None

Bill Braasch                            Vice President                  None

Brad Bradley                            Vice President                  None

Cory Bringle                            Vice President                  None

Mike Britt                              Vice President                  None

Alex Brozyna                            Vice President                  None

Nathan S. Cassel                        Vice President                  None

Joshua Crosley                          Vice President                  None

Michael Dawson                          Vice President                  None

Michael Darr                            Vice President                  None

Daren J. Davis                          Vice President                  None

Michael DeBella                         Vice President                  None

Sean Degnan                             Vice President                  None

Joel D. Donley                          Vice President                  None

Brett Egner                             Vice President                  None

Stacy Eppen                             Vice President                  None

Chris Fallow                            Vice President                  Assistant Vice President

Peter Fasone                            Vice President                  None

Ben Ferwerdo                            Vice President                  None

Don Fuller                              Vice President                  None

Joann Godbout                           Vice President                  None

Matt D. Graham                          Vice President                  None

William M. Hannold                      Vice President                  None

Mary Jane Hansen                        Vice President                  None

Gaby Harman                             Vice President                  None




NAME AND PRINCIPAL                      POSITIONS AND OFFICES           POSITIONS AND
BUSINESS ADDRESS*                       WITH UNDERWRITER                OFFICES WITH FUND

Ryan Issakainen                         Vice President                  None

Rich Jacquemart                         Vice President                  None

Rick Johnson                            Vice President                  None

Greg Keefer                             Vice President                  None

Tom Knickerbocker                       Vice President                  None

Christina Knierim                       Vice President                  None

Thomas E. Kotcher                       Vice President                  None

Todd Larson                             Vice President                  None

Daniel Lavin                            Vice President                  None

Michael P. Leyden                       Vice President                  None

Keith L. Litavsky                       Vice President                  None

Eric Maisel                             Vice President                  None

Grant Markgraf                          Vice President                  None

Stephanie L. Martin                     Vice President                  None

Marty McFadden                          Vice President                  None

Nate Memmott                            Vice President                  None

Sean Moriarty                           Vice President                  None

John O'Sullivan                         Vice President                  None

David Pagano                            Vice President                  None

Brian K. Penney                         Vice President                  None

Blair R. Peterson                       Vice President                  None

Jason Peterson                          Vice President                  None

Craig Pierce                            Vice President                  None

Marisa Prestigiacomo                    Vice President                  None

Craig Prichard                          Vice President                  None




NAME AND PRINCIPAL                      POSITIONS AND OFFICES           POSITIONS AND
BUSINESS ADDRESS*                       WITH UNDERWRITER                OFFICES WITH FUND

David A. Rieger                         Vice President                  None

James Rowlette                          Vice President                  None

Ronda L. Saeli-Chiappe                  Vice President                  None

Jeffrey M. Samuel                       Vice President                  None

Debra K. Scherbring                     Vice President                  None

Nim Short                               Vice President                  None

Edward J. Sistowicz                     Vice President                  None

Cal Smith                               Vice President                  None

Eric Stoiber                            Vice President                  None

Terry Swagerty                          Vice President                  None

Brian Taylor                            Vice President                  None

Kerry Tazakine                          Vice President                  None

Timothy Trudo                           Vice President                  None

Stanley Ueland                          Vice President                  Assistant Vice President

Bryan Ulmer                             Vice President                  None

Katherine Urevig                        Vice President                  None

Barbara E. Vinson                       Vice President                  None

Dan Waldron                             Vice President                  None

Lewin M. Williams                       Vice President                  None

Jeffrey S. Barnum                       Assistant Vice President        None

Toby A. Bohl                            Assistant Vice President        None

Steve Claiborne                         Assistant Vice President        None

Katie D. Collins                        Assistant Vice President        None

Ann Marie Giudice                       Assistant Vice President/       None
                                        Treasurer




NAME AND PRINCIPAL                      POSITIONS AND OFFICES           POSITIONS AND
BUSINESS ADDRESS*                       WITH UNDERWRITER                OFFICES WITH FUND

Debbie Del Giudice                      Assistant Vice President        None

Ken Harrison                            Assistant Vice President        None

Anita K. Henderson                      Assistant Vice President        None

James V. Huber                          Assistant Vice President        None

Kristen Johanneson                      Assistant Vice President        None

Daniel C. Keller                        Assistant Vice President        None

Coleen D. Lynch                         Assistant Vice President        Assistant Vice President

Robert J. Madeja                        Assistant Vice President        None

David M. McCammond-Watts                Assistant Vice President        None

Michelle Parker                         Assistant Vice President        None

Steve Schwarting                        Assistant Vice President        None

Omar Sepulveda                          Assistant Vice President        None

John H. Sherren                         Assistant Vice President        None

Lee Sussman                             Assistant Vice President        None

Christopher J. Thill                    Assistant Vice President        None

Dave Tweeten                            Assistant Vice President        None

Thomas G. Wisnowski                     Assistant Vice President        None

* All addresses are 120 East Liberty
Drive, Wheaton, Illinois 60187 unless
otherwise noted.

      (c) Not Applicable.


ITEM 33.       LOCATION OF ACCOUNTS AND RECORDS

      First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

ITEM 34.       MANAGEMENT SERVICES

      Not Applicable.


ITEM 35.       UNDERTAKINGS

      Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois on the 13th day of November, 2012.

                                        FIRST TRUST EXCHANGE-TRADED FUND VII



                                        By:  /s/ W. Scott Jardine
                                             -----------------------------------
                                             W. Scott Jardine, Trustee

                               INDEX TO EXHIBITS


(a) (1) Declaration of Trust of the Registrant and Establishment and Designation of Series Attached Thereto as Schedule A. (1)

(b)     By-Laws of the Registrant. (1)